UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: DECEMBER 31, 2018

Item 1. Reports to Stockholders

The Annual Report to Shareholders follows

First Investors Funds

Tax Exempt Income Fund

Tax Exempt Opportunities Fund

Single State Tax Exempt Funds

■ California
■ New Jersey
■ New York
■ Oregon

Annual Report	December 31, 2018

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio managers' letter reflect those views of the portfolio managers only through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult the Funds’ prospectus for a precise explanation of the risks associated with your Fund.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Portfolio Managers’ Letter

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, New Jersey, New York, Oregon

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2018. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Opportunities Fund, has a secondary objective of seeking total return.

Economic Overview

Despite escalating trade tensions, especially between the U.S. and China, the U.S. enjoyed strong economic conditions throughout most of 2018. Record corporate earnings, strong GDP growth, tax cuts to start the year, low unemployment, and healthy consumer confidence and spending buoyed the economy. However, the economic climate and forward corporate guidance began to taper off near the end of the year. Globally, the world experienced tensions within emerging markets, such as debt issues in Turkey, trade tensions with China, and continued uncertainty in Europe with Brexit concerns.

The U.S. economy started the year with a continuation of 2017’s “Goldilocks” environment, posting annualized growth rates of 4.2% and 3.4% for the second and third quarters, respectively. Unemployment, at 3.7% in November, remained at a record 50-year low, boosting consumer confidence but tightening the domestic labor supply. Consumer confidence persisted at elevated levels throughout 2018, although some deterioration occurred towards year-end. Despite witnessing multi-year highs in retail sales and personal spending, the backdrop changed late in the third quarter as global economic growth started to slow and economic indicators began to fall off. Consumer confidence dropped to a two-year low in December, while the ISM manufacturing index fell to 54.1, the most severe decline since October 2008 and below even the most pessimistic of industry estimations at 55.0. It is worth noting, however, that any level above 50 is still considered expansionary.

The Federal Reserve (the "Fed") stayed its course in 2018, raising interest rates four times and bringing the central bank’s benchmark interest rate to a range of 2.25% to 2.50%. This brings the total number of hikes since the Fed began tightening in December 2015 to nine. While the Fed has maintained a fairly hawkish stance throughout 2018, its tone turned more dovish toward the end of the year.

As the year progressed, central bank tightening began to put immense strains on both domestic as well as global markets, with the days of “easy money” a thing of the past and liquidity drying up. A modern barometer that is sometimes used to gauge if a recession may be looming, the two-year versus 10-year U.S. Treasury spread, continued to flatten throughout 2018, reaching a low of 11 basis points (bps), last seen prior to the 2008 recession. While inversion is typically seen as a precursor to a recession, it has historically taken an average of 20 months between when the yield curve first inverts and the start of an actual recession.

Portfolio Managers’ Letter (continued)

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, New Jersey, New York, Oregon

Global economic growth diverged from the U.S. In Europe, measured by the Eurozone aggregate, economic growth averaged 2% throughout the year. Other developed economies, such as Japan, experienced equally lackluster GDP growth, averaging less than 1% in 2018. This divergence comes at a time when many countries still enjoyed loose central bank policy, contrary to the tightening in the U.S.

Emerging markets, excluding China, experienced a turbulent year, starting off 2018 on a positive note, quickly followed by a sharp sell-off, then a mild recovery toward year-end. This was triggered by many idiosyncratic risks, such as the Turkish debt crisis, which then spread into other emerging markets. On the other hand, China maintained its growth rate, while facing many threats to its economy, albeit growth did appear to weaken as the year came to a close. The Chinese economy expanded at an average pace of 6.7% quarter-over-quarter during 2018, nearly 1.5% faster than the emerging markets aggregate. Trade concerns with the U.S. continued to persist; however, hopes of a resolution appeared to emerge near year-end.

The Bond Market

The story surrounding the fixed income market throughout 2018 was largely focused on strengthening economic growth, rising interest rates in the U.S., a shift from quantitative easing to quantitative tightening, trade tensions and overall accelerating political risks. Strong growth, wage inflation, rate hikes and a seemingly more hawkish Fed Chair Jerome Powell all contributed to persistent upward pressure on yields. Two-year U.S. Treasury note yields moved notably higher during the year in anticipation of Fed rate hikes, ending the year at 2.48%, versus 2017’s closing level of 1.88%. Meanwhile, 10-year U.S. Treasury yields rose by 28 bps. The 10-year U.S. Treasury note yield closed the year at 2.68% versus 2017’s closing level of 2.41%. The 10-year U.S. Treasury note yield hit a high of 3.23% in November 2018 and then proceeded to decrease sharply into year-end.

Bond prices tend to fall when interest rates rise. After negative returns during the first two quarters of the year, the broad U.S. bond market rebounded (especially in the fourth quarter) which was enough to eke out a slightly positive return for the year at 0.05%. The federal funds target range during 2018 went from 1.50% to 2.50%, as the Fed hiked rates four times during the year, bringing the total number of rate hikes to nine since December of 2015. The rise in rates also resulted in a flatter yield curve.

Fixed income sectors performed better than equity sectors in 2018, although not surprisingly, their gains were limited to the high quality Treasury Index (0.80%) and the Agency Index (1.37%). The Corporate Bond Index fell by -2.25%, but the High Yield Index was the worst performing fixed income asset class, down -2.27% for the year. Credit-sensitive bonds fell in the fourth quarter, in particular, due to pressure from tightening financial conditions and falling commodity prices.

In terms of bond spreads, a widening occurred across the U.S. investment-grade and U.S. high yield markets during the year. New issue supply, combined with increased merger and acquisition (M&A) risk and political uncertainty led, in part, to wider spreads for the U.S. investment grade market. The high yield market, however, benefited from technical factors. New issue supply was lower year-over-year and the inherently short duration nature of high yield insulated it to some extent from the rise in interest rates.

For the year, municipal bonds, represented by the BofA ML Municipal Securities Index, returned 1.04%, benefiting from lower new issuance in 2018. Last year’s muni issuance totaled $338 billion (net issuance was $45 billion), which represented a decrease of 25% year-over-year. Municipal bond mutual funds had positive inflows of approximately $5 billion throughout 2018.1

Long-term yields were 48 bps higher, while two-year rates rose 22 bps. The yield curve (2-year versus 30-year municipals) steepened 26 bps to a spread of 124 bps at year-end. The BofA ML Municipal High Yield Index returned 7.20% for the year.

Fund Performance and Performance Attribution

The table below sets forth the total return performance for 2018 of each Fund on a net asset value basis (“NAV”). Total return takes into account not only dividends and capital gains, if any, paid for the year, but also the change in each Fund’s NAV that occurred during the year.

Fund	Class A Total Return	Class B Total Return	Advisor Class Total Return	Institutional Class Total Return
Tax Exempt Income	0.11%	-0.67%	0.49%	0.52%
Tax Exempt Opportunities	-0.44%	-1.13%	-0.18%	-0.71%
California	0.24%	N/A	0.65%	0.55%
New Jersey	0.29%	-0.48%	0.56%	0.55%
New York	0.00%	-0.62%	0.31%	0.31%
Oregon	-0.04%	-2.28%	0.33%	0.21%

Within the municipal bond market, BBB-rated and high yield bonds outperformed the general market during the review period. BBB’s outperformed by 80 bps (.8%) and high yield outperformed by over 600 bps (6.0%). The First Investors Funds hold below market weightings of BBB-rated and high yield bonds, with only the Tax Exempt Income and Tax Exempt Opportunities Funds having any high yield exposure. Consequently, the Funds’ high credit quality profile was a significant cause of the underperformance, as well as overweight positions in the short-end and long-end of the yield curve versus the BofA ML Municipal Securities Index.

1	Source: ICI data, 12/31/18.

Portfolio Managers’ Letter (continued)

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, New Jersey, New York, Oregon

Lastly, fund specific factors detracted from performance, particularly holding 4% coupon bonds during the first quarter when interest rates rose substantially.

Moving into 2019, we are positive on the sector, believing municipal bonds are attractive and should perform favorably versus investment grade taxable fixed income. Solid demand, especially in times of increased market volatility, attractive after tax yields, and a stable credit outlook all provide an excellent environment for this asset class.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner,
Portfolio Manager and
Chief Investment Officer,
Foresters Investment Management Company, Inc.

Patrick Tucci, CFA,
Portfolio Manager

January 31, 2019

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2018, and held for the entire six-month period ended December 31, 2018. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)

TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 7 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18-12/31/18)*
Class A Shares	0.97%
Actual		$1,000.00	$1,006.63	$4.91
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.74%
Actual		$1,000.00	$1,002.72	$8.78
Hypothetical**		$1,000.00	$1,016.44	$8.84
Advisor Class Shares	0.69%
Actual		$1,000.00	$1,008.06	$3.49
Hypothetical**		$1,000.00	$1,021.73	$3.52
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,008.34	$3.29
Hypothetical**		$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2018, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

TAX EXEMPT INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares), the Bloomberg Barclays 1-15 Year Municipal Index++ and ICE Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	Bloomberg Barclays 1-15 Year Municipal Index	ICE BofA Merrill Lynch Municipal Index
One Year	0.11%	-0.67%	0.49%	0.52%	1.58%	1.04%
Five Years	2.89%	2.12%	3.20%	3.07%	3.00%	3.99%
Ten Years or Since Inception**	3.91%	3.30%	1.89%	1.84%	3.89%	5.12%

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	-3.87%	-4.54%	0.49%	0.52%
Five Years	2.05%	1.77%	3.20%	3.07%
Ten Years or Since Inception**	3.49%	3.30%	1.89%	1.84%
S.E.C 30-Day Yield***	1.91%	1.18%	2.24%	2.27%

The graph compares a $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) beginning 12/31/08 with theoretical investments in the Bloomberg Barclays 1-15 Year Municipal Index and the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Indices”). The Bloomberg Barclays 1-15 Year Municipal Index is the 1-15 year component of the Bloomberg Barclays Municipal Index. The Index is a broad measure of the municipal bond market with maturities of between one and fifteen years. The ICE BofA Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax exempt bond market. The Indices do not reflect fees and expenses of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that

Cumulative Performance Information (unaudited) (continued)

TAX EXEMPT INCOME FUND

the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*	Average Annual Total Return figures (for the periods ended 12/31/18) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.92%), 2.01% and 3.44%, respectively, and the S.E.C. 30-Day Yield for December 2018 would have been 1.86%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.59%), 1.73% and 3.26%, respectively, and the S.E.C. 30-Day Yield for December 2018 would have been 1.14%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.44%, 3.16% and 1.84%, respectively, and the S.E.C. 30-Day Yield for December 2018 would have been 2.20%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.47%, 3.03% and 1.79%, respectively, and the S.E.C. 30-Day Yield for December 2018 would have been 2.22%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bloomberg Barclays and Bank of America Merrill Lynch & Co. All other figures are from Foresters Investment Management Company, Inc.
**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2018.
+	The Indices returns shown in the table are for ten years. The Bloomberg Barclays 1-15 Year Municipal Index return since inception of the Advisor Class shares and Institutional Class shares is 2.22%. The ICE BofA Merrill Lynch Municipal Securities Master Index return since inception of the Advisor Class shares and Institutional Class shares is 2.68%.
++	The Fund changed its primary broad-based securities index to Bloomberg Barclays 1-15 Year Municipal Index as of January 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies. After this year we will not show a comparison to the ICE BofA Merrill Lynch Municipal Securities Master Index.

Portfolio of Investments

TAX EXEMPT INCOME FUND

December 31, 2018

Principal Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Alaska—.1%
$875M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046	$833,604
	Arizona—1.3%
875M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052	837,664
	Glendale Indl. Dev. Auth. Revenue:
875M	5.25% 11/15/2046	872,401
875M	5% 7/1/2048	884,047
5,000M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038	5,736,750
		8,330,862
	Arkansas—.8%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2019 (a)	5,030,200
	California—5.9%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2020 (a)	5,255,450
	California State General Obligation:
7,000M	5% 10/1/2026	8,432,620
5,000M	5.25% 9/1/2030	5,648,250
5,000M	5% 11/1/2030	5,603,650
10,000M	5% 9/1/2035	11,522,000
700M	California State Muni Fin. Rev. 5.5% 6/1/2053	719,677
875M	California State Pollution Control 8% 7/1/2039	928,594
		38,110,241
	Colorado—2.3%
525M	Blue Lake Met. Dist. GO 5.25% 12/1/2048	508,063
1,000M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048	969,430
875M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032	858,086
10,000M	Denver City & County Airport Rev. 5% 12/1/2035	11,436,000

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2018

Principal Amount	Security	Value
	Colorado (continued)
$875M	South Maryland Creek Ranch GO 5.625% 12/1/2047	$850,019
		14,621,598
	District of Columbia—2.6%
	District of Columbia General Obligation:
5,000M	6% 6/1/2021	5,492,000
10,000M	5% 6/1/2034	11,182,500
		16,674,500
	Florida—9.0%
875M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044	907,900
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,128,800
	Capital Trust Agency Revenue:
875M	10% 11/1/2020	919,748
350M	7% 10/1/2049	327,848
775M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044	752,595
4,630M	Davie Educational Facs. Rev. 5% 4/1/2037	5,162,635
5,000M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,086,500
875M	Florida State Dev. Fin. Corp. Rev. 6.375% 6/1/2046	743,750
4,305M	Lee County Airport Rev. 5% 10/1/2033	4,863,445
5,000M	Manatee County School Board COP 5.625% 7/1/2021 (a)	5,456,750
5,700M	Miami-Dade County Aviation 5% 10/1/2037	6,287,670
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev. 5.375% 10/1/2019 (a)	5,132,600
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)	5,077,200
5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2019 (a)	5,040,750
5,000M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,109,300
850M	VOA Lee County Indl. Dev. 5.75% 12/1/2052	852,295
875M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053	848,129
		57,697,915
	Georgia—4.4%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,282,900

Principal Amount	Security	Value
	Georgia (continued)
	Atlanta Water & Wastewater Revenue:
$3,420M	5.25% 11/1/2019 (a)	$3,518,428
9,040M	5.5% 11/1/2019	9,317,890
1,580M	5.25% 11/1/2034	1,621,507
5,000M	5% 11/1/2035	5,646,000
3,020M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	3,035,130
		28,421,855
	Idaho—.1%
775M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044	858,382
	Illinois—5.2%
875M	Bridgeview GO 5.625% 12/1/2041	862,216
860M	Chicago Board of Education GO 5% 12/1/2041	860,886
10,560M	Chicago Board of Education Lease Certificates 6% 1/1/2020	10,688,726
	Chicago O’Hare Intl. Airport Revenue:
5,000M	6.5% 1/1/2021 (a)	5,459,400
5,000M	5% 1/1/2037	5,574,350
	Illinois State Finance Auth. Revenue:
875M	Admiral Lake Project 5.5% 5/15/2054	875,516
875M	Blue Station Project 5% 12/1/2053	837,419
7,000M	Northwestern Memorial Hospital 5.75% 8/15/2019 (a)	7,169,540
385M	Windy City Portfolio 5.5% 12/1/2052	369,581
930M	Regional Transportation Auth. 7.75% 6/1/2019	951,753
		33,649,387
	Indiana—1.1%
770M	Anderson Econ. Dev. Rev. 6% 10/1/2042	798,282
5,570M	Indiana State Fin. Auth. Rev. 5% 2/1/2028	6,562,964
		7,361,246

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2018

Principal Amount	Security	Value
	Louisiana—.9%
$875M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044	$886,436
875M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037	898,826
4,835M	Regional Trans. Auth. Zero Coupon 12/1/2021	4,242,761
		6,028,023
	Maine—.2%
1,335M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	1,352,262
	Massachusetts—1.1%
1,345M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	1,376,298
5,000M	Massachusetts State GO 5% 7/1/2037	5,604,900
		6,981,198
	Michigan—3.6%
4,970M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)	5,108,315
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	5,109,800
875M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048	867,422
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,239,125
6,300M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,076,853
		23,401,515
	Minnesota—.9%
5,000M	Minnesota State GO 5% 8/1/2030	6,082,500
	Nevada—.8%
5,000M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,128,000
	New Jersey—7.4%
5,000M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,606,700
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev. 5.625% 6/1/2030	5,073,900

Principal Amount	Security	Value
	New Jersey (continued)
	New Jersey State Transportation Trust Fund Authority:
$5,435M	5.25% 6/15/2022	$5,775,992
5,000M	5.75% 6/15/2023	5,621,950
5,000M	5% 12/15/2025	5,569,950
	New Jersey State Turnpike Auth. Revenue:
5,000M	5% 7/1/2022 (a)	5,530,600
5,050M	5% 1/1/2032	5,901,733
5,000M	5% 1/1/2037	5,715,400
1,860M	5% 1/1/2043	2,008,186
700M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046	706,461
		47,510,872
	New York—21.9%
5,000M	Metropolitan Trans Auth. 5% 11/15/2036	5,699,700
875M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049	906,517
	New York City Municipal Water Fin. Auth. Revenue:
22,000M	6% 6/15/2021	24,238,060
5,000M	5% 6/15/2039	5,623,050
	New York City Trans. Fin. Auth. Revenue:
6,965M	Building Aid Rev. 5% 7/15/2031	7,855,475
	Future Tax:
5,000M	5% 2/1/2035	5,739,550
7,500M	5% 11/1/2038	8,031,900
5,000M	5% 8/1/2042	5,499,200
5,000M	New York State Thruway Auth. 5% 1/1/2032	5,556,150
	New York State Dorm. Auth. Revenue:
3,950M	Cornell University 5% 7/1/2040	4,110,528
10,000M	New York University 5.75% 7/1/2027	11,844,500
	Personal Income Tax Revenue:
5,000M	5% 3/15/2035	5,386,750
5,000M	5% 2/15/2037	5,372,400
5,000M	5.25% 3/15/2037	5,940,500
5,000M	New York State Trans. Dev. Corp. 5% 1/1/2033	5,562,200

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2018

Principal Amount	Security	Value
	New York (continued)
	Port Authority of New York & New Jersey:
$15,000M	5% 9/15/2025	$17,329,650
3,105M	5% 10/15/2029	3,520,139
700M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044	723,198
10,000M	Utility Debt Securitization Auth. 5% 12/15/2037	11,333,300
875M	Westchester County Indl. Dev. Fin. Agy. 7% 6/1/2046	930,808
		141,203,575
	North Carolina—.9%
5,000M	North Carolina State Turnpike Auth. 5% 1/1/2035	5,732,400
	Ohio—1.2%
900M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047	856,152
1,015M	Jefferson County GO 5.75% 12/1/2019	1,049,084
805M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052	832,684
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,000,000
		7,737,920
	Oklahoma—.9%
5,000M	Oklahoma State Turnpike Auth. 5% 1/1/2042	5,603,250
	Oregon—1.2%
6,500M	Oregon State Department of Admin. Svcs. 5% 4/1/2036	7,499,440
	Pennsylvania—4.9%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,300,300
875M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034	870,214
6,315M	Delaware River Port Auth. 5% 1/1/2040	7,251,641
875M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053	845,399
	Pennsylvania State Turnpike Commission:
6,000M	5% 12/1/2043	6,416,640
5,000M	5% 12/1/2045	5,434,350
5,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,478,350
		31,596,894

Principal Amount	Security	Value
	Rhode Island—1.1%
$7,000M	Convention Center Auth. Rev. 5.25% 5/15/2019 (a)	$7,091,840
	South Carolina—1.0%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,413,300
875M	South Carolina State Jobs 7% 11/1/2038	859,267
		6,272,567
	Texas—10.2%
	Clifton Higher Education Finance Corp. Educ. Revenue:
5,500M	5% 8/15/2036	6,382,915
5,000M	5% 8/15/2037	5,780,100
3,330M	Cypress-Fairbanks ISD TOB Trust 10.477% 2/15/2044 (b)	4,302,726
5,000M	Dallas Area Rapid Transit 5% 12/1/2034	5,612,700
8,000M	Denton ISD GO 5% 8/15/2040	8,984,160
	Houston Utility System Revenue:
4,730M	5.125% 5/15/2019 (a)	4,788,652
5,360M	5% 11/15/2033	5,952,119
875M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047	877,957
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,222,250
8,475M	San Antonio ISD 5% 8/15/2029	9,955,159
5,000M	State of Texas TOB Trust 6.275% 8/1/2035 (b)	5,174,700
	Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
875M	10% 3/15/2023	868,000
825M	6.375% 2/15/2048	882,271
800M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051	841,072
		65,624,781
	Utah—2.6%
	Salt Lake City Airport Revenue:
10,000M	5% 7/1/2036	11,323,700
5,000M	5% 7/1/2038	5,618,600
		16,942,300

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2018

Principal Amount	Security	Value
	Virginia—.1%
$875M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046	$868,639
	Washington—1.9%
5,000M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	5,603,200
875M	King County Public Hosp. District Rev. 6.25% 12/1/2045	881,274
5,000M	Washington State Health Care Facs. Auth. Rev. 6.375% 10/1/2033	5,019,800
800M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045	850,888
		12,355,162
	West Virginia—.1%
700M	West Virginia State Econ. Dev. Auth. 8.75% 2/1/2036	702,513
	Wisconsin—3.2%
875M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048	862,102
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	13,408,800
825M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050	850,938
5,000M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041	5,327,850
		20,449,690

Total Value of Municipal Bonds (cost $616,474,249)	98.9%	637,755,131
Other Assets, Less Liabilities	1.1	7,230,740
Net Assets	100.0%	$644,985,871

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2018.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ISD	Independent School District
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 7 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18-12/31/18)*
Class A Shares	1.00%
Actual		$1,000.00	$1,005.40	$5.05
Hypothetical**		$1,000.00	$1,020.17	$5.09
Class B Shares	1.74%
Actual		$1,000.00	$1,002.10	$8.78
Hypothetical**		$1,000.00	$1,016.44	$8.84
Advisor Class Shares	0.82%
Actual		$1,000.00	$1,006.62	$4.15
Hypothetical**		$1,000.00	$1,021.08	$4.18
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,006.84	$3.34
Hypothetical**		$1,000.00	$1,021.88	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2018, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) and the ICE Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	-0.44%	-1.13%	-0.18%	-0.71%	1.04%
Five Years	3.54%	2.79%	3.71%	3.63%	3.99%
Ten Years or Since Inception**	4.68%	4.10%	2.00%	1.98%	5.12%

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	-4.42%	-5.00%	-0.18%	-0.71%
Five Years	2.70%	2.43%	3.71%	3.63%
Ten Years or Since Inception**	4.25%	4.10%	2.00%	1.98%
S.E.C 30-Day Yield***	1.88%	1.33%	1.84%	2.38%

The graph compares a $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) beginning 12/31/08 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*	Average Annual Total Return figures (for the periods ended 12/31/18) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for Five Years and Ten Years would have been 2.66% and 4.21%, respectively. The Class B “S.E.C. Standardized” Average Annual Total Returns for Five Years and Ten Years would have been 2.40% and 4.06%, respectively. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for Five Years and Since Inception would have been 3.66% and 1.96%, respectively. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for Five Years and Since Inception would have been 3.59% and 1.94%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.
**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2018.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.68%.

Portfolio of Investments

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	Municipal Bonds—99.0%
	Alabama—.2%
$1,000M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$1,017,060
	Alaska—.8%
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)	3,082,714
375M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046	357,259
		3,439,973
	Arizona—.2%
375M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052	358,999
	Glendale Indl. Dev. Auth. Revenue:
375M	5.25% 11/15/2046	373,886
375M	5% 7/1/2048	378,877
		1,111,762
	California—1.4%
5,000M	California State GO 5% 4/1/2037	5,470,650
375M	California State Poll. Control Fin. Rev. 8% 7/1/2039	397,969
300M	California State Muni Fin. Rev. 5.5% 6/1/2053	308,433
		6,177,052
	Colorado—.3%
225M	Blue Lake Met. Dist. GO 5.25% 12/1/2048	217,741
375M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032	367,751
500M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048	484,715
500M	South Maryland Creek Ranch GO 5.625% 12/1/2047	485,725
		1,555,932

Principal Amount	Security	Value
	Connecticut—4.5%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
$1,000M	Wesleyan University 5% 7/1/2020 (a)	$1,047,280
500M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)	524,715
1,000M	Connecticut College 5% 7/1/2041	1,056,110
510M	Greenwich Academy 5.25% 3/1/2032	624,770
500M	Ascension Health Credit Group 5% 11/15/2040	510,855
1,000M	Sacred Heart University 5% 7/1/2037	1,107,850
1,000M	State Supported Child Care 5% 7/1/2028	1,062,090
1,000M	Trinity Health Corp. 5% 12/1/2045	1,097,140
	Connecticut State Revolving Fund:
500M	5% 5/1/2034	582,800
510M	4% 5/1/2036	538,458
500M	5% 5/1/2037	576,770
750M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2035	819,255
500M	Connecticut State Transmission Muni. Elec. Energy Rev. 5% 1/1/2030	538,850
1,000M	Greater New Haven Water Pollution Control Rev. 5% 8/15/2030	1,122,420
855M	Hartford 5% 4/1/2021 (a)	912,165
	Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000M	5% 4/1/2036	1,074,170
500M	5% 11/1/2042	544,985
1,500M	New Haven 5% 3/1/2019 (a)	1,507,740
	South Central Connecticut Water System Revenue:
500M	5% 8/1/2028	588,060
1,000M	5% 8/1/2047	1,137,720
750M	Stamford Water Pollution Control Sys. & Fac. Rev. 5.5% 8/15/2038	858,420
	Stratford:
500M	5% 7/1/2034	561,435
500M	5% 7/1/2035	560,175
500M	5% 7/1/2036	558,300
1,000M	Waterbury 5% 12/1/2032	1,103,650
		20,616,183

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	District of Columbia—.9%
$3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	$3,068,100
1,000M	Washington D.C. Met. Area Transit Auth. Rev. 5% 7/1/2043	1,132,960
		4,201,060
	Florida—3.1%
375M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044	389,100
5,000M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,599,500
	Capital Trust Agency Revenue:
375M	10% 11/1/2020	394,177
150M	7% 10/1/2049	140,506
335M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044	325,315
3,000M	Davie Educational Facs. Rev. 5% 4/1/2038	3,332,610
375M	Florida St. Dev. Fin. Corp. Rev. 6.375% 6/1/2046	318,750
375M	Lee County Indl. Dev. Auth. Rev. 5.75% 12/1/2052	376,012
1,250M	Manatee County School Dist. Rev. 5% 10/1/2032	1,436,262
1,500M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042	1,637,550
375M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053	363,484
		14,313,266
	Georgia—2.0%
5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	5,282,900
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,703,500
965M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	969,835
		8,956,235
	Hawaii—3.4%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,613,750
3,750M	Honolulu City & County GO 5% 9/1/2041	4,347,563
7,600M	Honolulu City & County Wastewater Sys. Rev. 5% 7/1/2040	8,509,948
		15,471,261

Principal Amount	Security	Value
	Idaho—.1%
$330M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044	$365,505
	Illinois—3.0%
375M	Bridgeview GO 5.625% 12/1/2041	369,521
365M	Chicago Board of Education GO 5% 12/1/2041	365,376
	Chicago O’Hare Intl. Airport Revenue:
5,000M	6.5% 1/1/2021 (a)	5,459,400
1,690M	5% 1/1/2037	1,884,130
600M	5% 1/1/2038	666,264
	Illinois State Fin. Auth. Revenue:
375M	Admiral Lake Project 5.5% 5/15/2054	375,221
375M	Blue Station Project 5% 12/1/2053	358,894
2,500M	Trinity Health 5% 12/1/2021 (a)	2,713,250
165M	Windy City Portfolio 5.5% 12/1/2052	158,392
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,168,390
		13,518,838
	Indiana—.1%
330M	Anderson Econ. Dev. Rev. 6% 10/1/2042	342,121
	Louisiana—.7%
375M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044	379,901
375M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037	385,211
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,352,735
		3,117,847
	Massachusetts—4.6%
500M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	551,885
1,000M	Massachusetts State College Building Auth. 5% 5/1/2020 (a)	1,042,180
1,000M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,028,290

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	Massachusetts (continued)
	Massachusetts State Dev. Fin. Agy. Revenue:
$1,000M	Boston College 5% 7/1/2039	$1,145,760
750M	Boston University 5.6% 10/1/2019 (a)	771,413
500M	Emerson College 5% 1/1/2038	547,345
1,000M	Lesley University 5.25% 7/1/2033	1,074,390
500M	Phillips Academy 5% 9/1/2038	553,265
1,000M	Williams College 4% 7/1/2046	1,029,050
260M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	266,659
	Massachusetts State General Obligation:
1,000M	5.5% 8/1/2030	1,276,800
5,000M	5% 8/1/2035	5,329,450
1,000M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,041,280
1,000M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,075,160
1,000M	Massachusetts Water Res. Auth. Green Bond 5% 8/1/2040	1,127,420
500M	Quincy GO 5% 12/1/2028	528,655
1,000M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)	1,008,150
1,000M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,088,780
500M	Worcester GO 5% 1/15/2030	573,215
		21,059,147
	Michigan—4.5%
1,000M	Detroit Sewer Disp. 7.5% 7/1/2019 (a)	1,027,830
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,080,380
500M	Gull Lake Cmnty. School District 5% 5/1/2042	564,745
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,073,600
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,400,900
	Michigan State Bldg. Auth. Revenue:
1,000M	5.25% 10/15/2025	1,025,500
1,000M	5% 10/15/2029	1,074,040
500M	Michigan State Fin. Auth. Rev. 5% 12/1/2045	547,545
375M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048	371,752
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	582,125

Principal Amount	Security	Value
	Michigan (continued)
$780M	Novi Community School District 5% 5/1/2037	$880,675
150M	Saginaw GO Ltd. 4% 11/1/2042	154,613
500M	Saginaw Water Supply System Rev. 5% 7/1/2031	538,675
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,002,210
	Wayne County Airport Authority Revenue:
2,500M	5% 12/1/2042	2,720,725
750M	5% 12/1/2045	842,483
500M	Western Michigan University 5.25% 11/15/2033	564,090
1,000M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)	1,008,640
		20,460,528
	Minnesota—2.4%
500M	Bemidji 5% 2/1/2021 (a)	532,165
250M	Minneapolis & St. Paul Met. Arpts. Comm. Rev. 5% 1/1/2036	287,992
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	323,373
750M	Minnesota State Agric. & Econ. Dev. Brd. Rev. Health Care Rev. 5% 2/15/2030	770,835
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	805,815
1,000M	Minnesota State Gen. Fund Rev. 5% 3/1/2029	1,086,620
500M	Minnesota State Higher Ed. Facs. Auth. Rev. 5% 6/1/2020(a)	522,400
	Minnesota State Housing Finance Agency Revenue:
5M	Multi-Family Housing 5.05% 7/1/2034	5,038
	Rental Housing Revenue:
250M	5% 8/1/2030	254,815
250M	5% 8/1/2031	268,290
300M	5.05% 8/1/2031	314,682
220M	5% 8/1/2033	236,927
250M	State Appropriation 5% 8/1/2036	279,035
	Minnesota State Municipal Pwr. Agy. Elec. Sys. Revenue:
250M	5.25% 10/1/2035	263,678
455M	4% 10/1/2041	471,548
500M	Rochester Health Care Facs. Rev. 5% 11/15/2033	627,440

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	Minnesota (continued)
	St. Cloud Health Care Revenue:
$500M	5.375% 5/1/2019 (a)	$505,895
250M	5.125% 5/1/2020 (a)	260,615
	St. Paul Hsg. & Redev. Auth. Health Care Revenue:
380M	5.25% 11/15/2019 (a)	391,115
370M	5.25% 11/15/2029	382,158
500M	St. Paul Port Authority 5% 3/1/2036	578,160
	Southern Minnesota Municipal Pwr. Agy. Revenue:
500M	5.25% 1/1/2019 (a)	500,000
250M	5% 1/1/2041	278,498
	Western Minnesota Municipal Pwr. Agy. Revenue:
500M	5% 1/1/2036	565,365
500M	5% 1/1/2049	570,110
		11,082,569
	Mississippi—1.3%
	Mississippi Dev. Bk. Special Obligation:
	Jackson County Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,707,401
2,000M	5.625% 7/1/2039	2,037,380
1,000M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,184,570
		5,929,351
	Missouri—1.1%
	Kansas City Special Obligation Revenue:
4,000M	5% 9/1/2034	4,075,400
1,000M	5% 9/1/2037	1,018,310
		5,093,710
	New Jersey—2.4%
1,500M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035	1,710,210
2,000M	New Jersey State Transportation Auth. Rev. 5% 12/15/2028	2,248,420
6,000M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	6,557,460
300M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046	302,769
		10,818,859

Principal Amount	Security	Value
	New York—18.5%
	Long Island Power Auth. Revenue:
$5,000M	5% 9/1/2035	$5,783,150
2,000M	5% 9/1/2038	2,284,560
3,000M	5% 9/1/2041	3,340,470
4,110M	Metropolitan Transportation Auth. Rev. Green Bond 5% 11/15/2036	4,685,153
4,050M	Nassau County GO 5% 4/1/2021 (a)	4,338,360
375M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049	388,507
	New York City General Obligation:
5,000M	5% 4/1/2035	5,823,850
4,500M	5% 12/1/2037	5,112,540
5,000M	5% 12/1/2041	5,624,500
	New York City Trans. Fin. Auth. Revenue:
7,500M	Building Aid Rev. 5% 7/15/2037	8,319,275
7,000M	Future Tax 5% 11/1/2038	7,496,440
	New York State Dormitory Auth. Revenue:
	Personal Income Tax Revenue:
5,000M	5% 3/15/2034	5,391,550
7,155M	5.25% 3/15/2038	8,467,799
	Sales Tax Revenue:
4,000M	5% 3/15/2039	4,540,200
1,000M	5% 3/15/2041	1,130,420
6,120M	5% 3/15/2042	6,913,458
3,000M	New York State Transportation Rev. 5% 1/1/2033	3,337,320
300M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044	309,942
575M	Westchester County Ind. Dev. Auth. Rev. 7% 6/1/2046	611,674
		83,899,168
	North Carolina—5.1%
1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)	1,016,380
1,000M	Charlotte COP 5% 6/1/2029	1,012,530
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. 5.25% 1/15/2034	1,001,170
1,000M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040	1,126,650

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	North Carolina (continued)
	Chatham County Limited Obligation Revenue:
$1,500M	4% 11/1/2036	$1,587,465
1,000M	4% 11/1/2037	1,054,010
465M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)	495,402
690M	Granville County Rev. 5% 10/1/2036	804,554
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,002,670
140M	North Carolina Eastern Municipal Power Agency Rev. 6% 1/1/2019	140,000
	North Carolina State Capital Facs. Fin. Agy. Revenue:
500M	5% 6/1/2038	539,425
500M	5% 10/1/2041	561,600
	North Carolina Turnpike Authority Revenue:
1,000M	5.375% 1/1/2019 (a)	1,000,000
5,890M	5% 1/1/2036	6,715,012
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,017,520
1,000M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2021 (a)	1,067,950
1,000M	Salisbury COP Rev. 5.625% 3/1/2026	1,005,580
250M	Scotland County Rev. 5% 12/1/2035	291,888
500M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	550,930
1,000M	Western Carolina University 5% 10/1/2043	1,141,300
		23,132,036
	Ohio—4.6%
500M	American Mun. Power Rev. 5.375% 2/15/2019 (a)	502,185
380M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047	361,486
650M	Cleveland Public Pwr. Sys. Rev. 5% 11/15/2037	738,946
500M	Defiance City School District GO 5% 12/1/2039	546,875
500M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	552,920
500M	Hamilton Wastewater Sys. Rev. 4% 10/1/2041	514,220
500M	Hudson City School District GO 4% 12/1/2037	520,160
100M	Jefferson County Jail Construction GO 5.75% 12/1/2019	103,358
345M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052	356,865

Principal Amount	Security	Value
	Ohio (continued)
$1,000M	Lebanon City School District GO 5.25% 12/1/2043	$1,058,690
500M	Madison Local School District Richland County 5% 12/1/2034	543,520
375M	Montgomery County Rev. 5.5% 5/1/2019 (a)	379,511
500M	North Ridgeville City School District 4% 12/1/2044	515,890
500M	Northeast Regl. Sewer Dist. 4% 11/15/2043	521,430
1,000M	Ohio State 5% 4/1/2021 (a)	1,069,140
	Ohio State Higher Educational Facilities Revenue:
750M	Oberlin College 5% 10/1/2042	843,645
500M	University of Dayton Proj. 5.375% 12/1/2030	530,410
300M	Ohio State Turnpike Comm. Rev. 5% 2/15/2028	330,642
500M	Ohio University General Receipts 5% 12/1/2034	575,040
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,062,760
1,000M	Toledo Waterworks Rev. 5% 11/15/2038	1,100,170
1,000M	University of Akron General Receipts 5% 1/1/2028	1,028,390
	University of Cincinnati Revenue:
5,000M	5% 6/1/2028	5,405,850
500M	5% 6/1/2045	563,540
1,000M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)	1,015,790
		20,741,433
	Oregon—.9%
	Clackamas County School District #12 General Obligation:
1,500M	5% 6/15/2040	1,727,910
1,105M	5% 6/15/2041	1,270,938
1,000M	5% 6/15/2042	1,149,290
		4,148,138
	Pennsylvania—10.7%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,020,810
6,000M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	6,401,040
2,000M	Allegheny County Sanitary Auth. Rev. 5% 6/1/2043	2,250,680
750M	Altoona Area School District GO 5% 12/1/2036	831,615

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	Pennsylvania (continued)
$250M	Boyertown Area School District GO 5% 10/1/2036	$274,977
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2020 (a)	1,060,220
	Capital Region Water Revenue:
350M	5% 7/15/2035	400,788
350M	5% 7/15/2038	395,573
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,086,050
1,000M	Cheltenham Township School District 5% 3/15/2038	1,110,550
1,000M	Commonwealth Fing. Auth. Rev. 5% 6/1/2031	1,011,240
375M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034	372,949
	Delaware County Auth. Revenue:
1,500M	5% 10/1/2042	1,688,445
500M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040	554,185
	Delaware River Joint Toll Bridge Comm. Revenue:
500M	5% 7/1/2034	576,520
800M	5% 7/1/2047	898,144
2,000M	Delaware River Port. Auth. Rev. 5% 1/1/2037	2,322,580
570M	Dover Area School District GO 5% 4/1/2039	635,846
	Erie Parking Auth. Facs. Revenue:
260M	5.2% 9/1/2020 (a)	274,045
740M	5.2% 9/1/2035	773,529
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,024,920
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2019 (a)	1,013,290
2,500M	Newtown Township Swr. Auth. Rev. 5% 9/1/2043	2,801,700
500M	North Penn Water Auth. Rev. 5% 11/1/2032	536,880
1,000M	Penn Delco School District GO 5% 6/1/2034	1,105,980
	Penn Manor School District General Obligation:
1,205M	5% 3/1/2037	1,361,771
500M	5% 3/1/2038	563,230
375M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053	362,314

Principal Amount	Security	Value
	Pennsylvania (continued)
	Pennsylvania State Turnpike Comm. Revenue:
$1,000M	5% 12/1/2021 (a)	$1,083,820
2,500M	5% 12/1/2039	2,712,500
2,000M	5% 12/1/2043	2,231,600
1,000M	5% 12/1/2044	1,078,890
635M	5% 12/1/2045	690,162
500M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	533,550
1,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	1,095,670
1,000M	Pittsburgh 5% 9/1/2035	1,145,770
500M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031	520,160
200M	Scranton School District GO 5% 6/1/2037	221,840
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)	1,095,310
500M	State Pub. Sch. Bldg. Rev 5.5% 3/1/2031	533,635
1,500M	Upper Saint Clair School District 5% 10/1/2041	1,648,020
1,000M	Woodland Hills School District 5% 9/1/2043	1,111,350
		48,412,148
	Rhode Island—.3%
1,415M	Rhode Island Hth. & Edl. Bldg. Corp. Rev. 5.25% 9/15/2029	1,445,564
	South Carolina—.5%
1,500M	Columbia Storm Wtr. Sys. Rev. 5% 2/1/2043	1,717,575
375M	South Carolina State Jobs Rev. 7% 11/1/2038	368,258
		2,085,833
	Tennessee—1.2%
5,020M	Metropolitan Nashville Arpt. Auth. Rev. 5% 7/1/2045	5,518,285
	Texas—10.3%
3,610M	Alamo Regional Mobility Rev. 5% 6/15/2046	3,966,054
1,000M	Arlington Special Tax Rev. 5% 2/15/2036	1,153,290
1,150M	Clifton Higher Ed. Fin. Corp. Ed. Rev. 5% 8/15/2037	1,329,423
5,000M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,590,100
2,165M	Little Elm ISD GO 5% 8/15/2037	2,321,140
1,750M	Montgomery County Toll Road Auth. Rev. 5% 9/15/2037	1,870,960
375M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047	376,268

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	Texas (continued)
$5,000M	North Texas Tollway Auth. Rev. 5% 1/1/2040	$5,362,100
	Northwest ISD General Obligation:
10,000M	5% 2/15/2042	11,211,500
1,335M	5% 2/15/2045	1,477,645
10,000M	Rockwall ISD GO 5% 2/15/2046	11,050,900
	Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
375M	10% 3/15/2023	372,000
350M	6.375% 2/15/2048	374,297
345M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051	362,712
		46,818,389
	Utah—1.3%
4,000M	Salt Lake City Airport Rev. 5% 7/1/2036	4,529,480
1,300M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2021 (a)	1,429,220
		5,958,700
	Virginia—6.5%
1,000M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2020 (a)	1,035,990
1,000M	Fairfax County Econ. Dev. Auth. Rev. 5% 3/1/2021 (a)	1,068,170
1,000M	Fairfax County Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)	1,012,780
1,000M	Fairfax County Water Rev. 5% 4/1/2041	1,146,650
1,000M	Hampton Roads Transportation Rev. 5% 7/1/2042	1,148,990
1,000M	Hopewell 5.875% 7/15/2019 (a)	1,022,010
500M	Hopewell Sewer Sys. Rev. 5% 7/15/2033	514,110
1,000M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,076,790
	Metropolitan Washington D.C. Airport Auth. Sys. Revenue:
1,000M	5% 10/1/2026	1,023,150
500M	5% 10/1/2034	568,475
1,000M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,123,290
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,089,540
	Norfolk General Obligation:
1,000M	5% 8/1/2023 (a)	1,133,410
1,000M	5% 10/1/2034	1,156,700

Principal Amount	Security	Value
	Virginia (continued)
$1,000M	Norfolk Water Rev. 5% 11/1/2037	$1,070,470
	Portsmouth General Obligation:
885M	5% 2/1/2023 (a)	988,457
115M	5% 2/1/2035	127,018
500M	Powhatan County GO 5% 1/15/2032	515,260
500M	Prince William County Indl. Dev. Auth. 5.5% 9/1/2021 (a)	546,345
1,000M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,147,550
500M	Richmond Public Util. Rev. 5% 1/15/2038	549,485
375M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046	372,274
1,000M	University of Virginia 5% 4/1/2038	1,159,330
1,000M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,145,950
	Virginia State Res. Auth. Infrastructure Revenue:
575M	5% 11/1/2029	589,795
1,000M	5% 11/1/2045	1,147,200
1,000M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)	1,053,090
2,000M	Washington D.C. Metro Area Trans. Rev. 5% 7/1/2042	2,267,500
1,745M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037	1,972,059
500M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	558,325
		29,330,163
	Washington—.2%
375M	King County Public Hosp. District Rev. 6.25% 12/1/2045	377,689
350M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045	372,264
		749,953
	West Virginia—.1%
300M	West Virginia State Econ. Dev. Auth. Rev. 8.75% 2/1/2036	301,077
	Wisconsin—1.8%
350M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050	361,004
375M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048	369,473

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2018

Principal Amount	Security	Value
	Wisconsin (continued)
$6,650M	Wisconsin State GO 5% 5/1/2032	$7,604,674
		8,335,151

Total Value of Municipal Bonds (cost $435,910,773)	99.0%	449,524,297
Other Assets, Less Liabilities	1.0	4,543,164
Net Assets	100.0%	$454,067,461

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ISD	Independent School District

See notes to financial statements

Fund Expenses (unaudited)

CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 7 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18-12/31/18)*
Class A Shares	0.96%
Actual		$1,000.00	$1,004.45	$4.85
Hypothetical**		$1,000.00	$1,020.37	$4.89
Advisor Class Shares	0.63%
Actual		$1,000.00	$1,006.07	$3.19
Hypothetical**		$1,000.00	$1,022.03	$3.21
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,005.91	$3.29
Hypothetical**		$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2018, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the ICE Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	0.24%	0.65%	0.55%	1.04%
Five Years	3.54%	3.86%	3.78%	3.99%
Ten Years or Since Inception**	4.68%	2.48%	2.48%	5.12%

S.E.C. Standardized	Class A	Advisor Class	Institutional Class
One Year	-3.80%	0.65%	0.55%
Five Years	2.69%	3.86%	3.78%
Ten Years or Since Inception**	4.26%	2.48%	2.48%
S.E.C 30-Day Yield***	1.62%	2.01%	1.96%

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/08 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*	Average Annual Total Return figures (for the periods ended 12/31/18) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During certain periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.82%), 2.62% and 4.20%, respectively. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.63%, 3.79% and 2.40%, respectively. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.52%, 3.70% and 2.40%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.
**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2018.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.68%.

Portfolio of Investments

CALIFORNIA TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	MUNICIPAL BONDS—98.7%
	Airport—6.2%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,045,510
	San Jose Airport Revenue:
575M	5% 3/1/2036	659,468
570M	5% 3/1/2037	650,627
1,000M	5% 3/1/2042	1,131,410
		3,487,015
	Appropriation—2.6%
	Golden State Tobacco Securitization Corporation:
400M	5% 6/1/2047	385,704
1,000M	5% 6/1/2045	1,099,910
		1,485,614
	Education—8.6%
	California Educ. Facs. Auth. Revenue:
500M	Harvey Mudd College 5.25% 12/1/2031	547,510
1,100M	Stanford University 5.25% 4/1/2040	1,439,603
1,000M	California State Muni Fin. Auth. 5% 1/1/2032	1,136,370
1,500M	University of California Rev. 5% 5/15/2043	1,724,835
		4,848,318
	Electric—6.1%
	Los Angeles Department of Water & Power:
2,000M	5% 7/1/2036	2,308,560
1,000M	5% 7/1/2042	1,135,900
		3,444,460
	General Obligation—31.1%
	California State Various Purpose:
1,000M	5% 9/1/2031	1,113,980
2,000M	5% 4/1/2037	2,188,260
1,000M	Fresno Unified School District 5% 8/1/2041	1,137,550
1,000M	Healdsburg Unified School District 5% 8/1/2040 (b)	1,132,210

Principal Amount	Security	Value
	General Obligation (continued)
$1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	$1,020,320
	Los Angeles Unified School District:
1,000M	5% 7/1/2040	1,126,650
1,000M	5.25% 7/1/2042	1,181,410
1,000M	Midpeninsula Regional Open Space District 4% 9/1/2043	1,044,830
1,000M	Moreno Valley Unified School District 5% 8/1/2043	1,157,280
270M	Natomas Unified School District 5.95% 9/1/2021	283,335
1,000M	New Haven Unified School District 5% 8/1/2040	1,131,950
1,480M	Norwalk-La Mirada Unified School District 5% 8/1/2043	1,700,860
1,000M	San Diego Unified School District 5% 7/1/2040	1,140,640
1,000M	San Francisco Bay Area 4% 8/1/2037	1,062,660
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,092,330
		17,514,265
	Health Care—2.0%
1,000M	California Health Facs. Fin. Auth. Rev. 5% 8/15/2043	1,100,270
	Lease—4.5%
750M	California State Municipal Fin. Auth. 5% 6/1/2043	851,108
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	543,390
1,000M	5.5% 11/1/2030	1,140,000
		2,534,498
	Other Revenue—0.6%
300M	California State Pollution Control 8% 7/1/2039	318,375
	Other Tax—2.5%
1,200M	Sacramento Convention Center 5% 6/1/2038	1,382,724
	Pre-Refunded/Escrowed-to-Maturity—20.8%
1,000M	Alhambra Unified School District 5.25% 8/1/2019 (a)	1,021,710
500M	Anaheim Public Fing. Auth. Rev. 5% 4/1/2021 (a)	537,895
1,000M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)	1,136,310
1,000M	California Health Facs. Fin. Auth. Rev. 5.125% 7/1/2020 (a)	1,051,090
1,000M	California State Public Works Lease Rev. 5% 9/1/2022 (a)	1,119,280

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity (continued)
$500M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2020 (a)	$530,575
1,000M	Centinela Valley Union School District 5% 8/1/2021 (a)	1,086,040
1,000M	College of the Sequoias 5.25% 8/1/2019 (a)	1,021,420
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)	1,083,400
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)	1,009,920
1,000M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2020 (a)	1,048,100
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)	1,085,780
		11,731,520
	Transportation—2.7%
375M	Guam Port Authority Port Rev. 5% 7/1/2048	408,401
1,000M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,113,680
		1,522,081
	Water/Sewer—11.0%
	Los Angeles Wastewater Sys. Revenue:
1,000M	5% 6/1/2035	1,142,770
1,000M	5% 6/1/2038	1,173,650
500M	Metropolitan Water District So. Cal. 5% 7/1/2029	507,990
1,000M	Orange County Water District Rev. 4% 8/15/2041	1,045,830
2,000M	Southern California Water Replenishment 5% 8/1/2043	2,318,160
		6,188,400
Total Value of Municipal Bonds (cost $53,489,420)		55,557,540

Principal Amount	Security	Value
	SHORT-TERM TAX EXEMPT INVESTMENTS—1.3%
$750M	Irvine Ranch Water District
	Adjustable Rate Note 1.4% (c) (cost $750,000)	$750,000

Total Value of Municipal Investments (cost $54,239,420)	100.0%	56,307,540
Excess of Liabilities Over Other Assets	.0	(1,150)
Net Assets	100.0%	$56,306,390

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2018.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 7 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18-12/31/18)*
Class A Shares	0.94%
Actual		$1,000.00	$1,009.98	$4.76
Hypothetical**		$1,000.00	$1,020.47	$4.79
Class B Shares	1.70%
Actual		$1,000.00	$1,005.28	$8.59
Hypothetical**		$1,000.00	$1,016.64	$8.64
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,010.54	$3.40
Hypothetical**		$1,000.00	$1,021.83	$3.41
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,010.59	$3.34
Hypothetical**		$1,000.00	$1,021.88	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2018, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the ICE Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	0.29%	-0.48%	0.56%	0.55%	1.04%
Five Years	3.15%	2.36%	3.44%	3.33%	3.99%
Ten Years or Since Inception**	4.06%	3.46%	1.89%	1.87%	5.12%

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	-3.70%	-4.36%	0.56%	0.55%
Five Years	2.30%	1.99%	3.44%	3.33%
Ten Years or Since Inception**	3.64%	3.46%	1.89%	1.87%
S.E.C 30-Day Yield***	1.74%	0.91%	2.16%	2.14%

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/08 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

NEW JERSEY TAX EXEMPT FUND

*	Average Annual Total Return figures (for the periods ended 12/31/18) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.73%), 2.23% and 3.58%, respectively. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.39%), 1.93% and 3.41%, respectively. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.53%, 3.37% and 1.81%, respectively. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.51%, 3.25% and 1.79%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.
**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2018.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.68%.

Portfolio of Investments

NEW JERSEY TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	MUNICIPAL BONDS—96.1%
	Appropriation—5.9%
$1,000M	Garden St. Preservation Trust Open Space & Farmland
	5.75% 11/1/2028	$1,190,750
	New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,059,490
500M	5% 12/15/2023	548,810
		2,799,050
	Education—14.9%
	New Jersey Educational Facilities Auth. Revenue:
	Montclair State University:
1,000M	5% 7/1/2036	1,114,100
1,000M	5% 7/1/2039	1,098,490
	Princeton University:
1,500M	4% 7/1/2035	1,619,925
1,000M	4% 7/1/2038	1,066,760
1,000M	Ramapo College 5% 7/1/2035	1,140,140
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev. 5.625% 6/1/2030	1,014,780
		7,054,195
	General Obligation—15.3%
500M	Bayonne 5% 7/1/2039	549,410
1,000M	Belleville Township Board of Education 4% 9/1/2037	1,033,050
1,000M	Bergen County Impt. Auth. 5% 2/15/2039	1,120,880
1,000M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,121,340
560M	Edgewater Board of Education 4% 3/1/2040	578,626
1,000M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,235,170
1,000M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,136,260
415M	Montclair Twp. 5% 1/1/2037	466,958
		7,241,694

Portfolio of Investments (continued)

NEW JERSEY TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	Health Care—4.5%
	New Jersey State Health Care Facs. Fing. Auth. Revenue:
$1,000M	Hackensack Meridian Health 5% 7/1/2035	$1,147,370
1,000M	Virtua Health 5.5% 7/1/2038	1,017,830
		2,165,200
	Industrial Development Revenue/Pollution Control Revenue—3.8%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,805,093
	Lease—4.8%
1,000M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,154,070
1,000M	Mercer County Impt. Auth. 5% 9/1/2040	1,123,760
		2,277,830
	Other Revenue—4.7%
	Burlington County Bridge Commission:
445M	4% 8/1/2034	472,648
465M	4% 8/1/2035	491,924
480M	4% 8/1/2036	506,179
500M	Hudson County Impt. Auth. 5% 8/1/2042	555,810
190M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	201,457
		2,228,018
	Pre-Refunded/Escrowed-to-Maturity—23.4%
1,000M	Bayonne 5.25% 7/1/2019 (a)	1,017,300
1,000M	Elizabeth 5.25% 4/15/2021 (a)	1,077,280
1,000M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2019 (a)	1,000,000
810M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)	862,018
2,000M	New Jersey State COP Equip. Lease Purchase Rev.
	5.25% 6/15/2019 (a)	2,031,580
1,000M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2019 (a)	1,016,330
1,000M	New Jersey St. Health Care Facs. Fing. Auth. Rev. 5.75% 10/1/2019 (a)	1,028,520
950M	New Jersey State Turnpike Auth. 5% 1/1/2020 (a)	980,400

Principal Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity (continued)
$2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2019 (a)	$2,089,960
		11,103,388
	Toll & Turnpike—13.4%
	Delaware River Port Authority of Pennsylvania & New Jersey:
1,000M	5% 1/1/2030	1,111,230
1,000M	5% 1/1/2040	1,148,320
	Delaware River Joint Toll Bridge Commission:
1,000M	5% 7/1/2033	1,157,920
250M	5% 7/1/2034	288,260
	New Jersey St. Turnpike Authority Revenue:
1,000M	5% 1/1/2029	1,100,070
1,500M	4% 1/1/2043	1,537,620
		6,343,420
	Transportation—5.4%
375M	Guam Port Authority Port Rev. 5% 7/1/2048	408,401
	Port Authority of New York & New Jersey:
1,000M	5% 10/15/2031	1,023,330
1,000M	5% 10/15/2041	1,118,630
		2,550,361

Total Value of Municipal Bonds (cost $43,842,617)	96.1%	45,568,249
Other Assets, Less Liabilities	3.9	1,841,039
Net Assets	100.0%	$47,409,288

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 7 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18-12/31/18)*
Class A Shares	0.90%
Actual		$1,000.00	$1,006.20	$4.55
Hypothetical**		$1,000.00	$1,020.67	$4.58
Class B Shares	1.59%
Actual		$1,000.00	$1,003.45	$8.03
Hypothetical**		$1,000.00	$1,017.19	$8.08
Advisor Class Shares	0.58%
Actual		$1,000.00	$1,007.82	$2.94
Hypothetical**		$1,000.00	$1,022.29	$2.96
Institutional Class Shares	0.61%
Actual		$1,000.00	$1,007.58	$3.09
Hypothetical**		$1,000.00	$1,022.13	$3.11

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2018, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the ICE Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	0.00%	-0.62%	0.31%	0.31%	1.04%
Five Years	2.99%	2.29%	3.28%	3.22%	3.99%
Ten Years or Since Inception**	3.97%	3.40%	1.89%	1.90%	5.12%

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	-4.00%	-4.50%	0.31%	0.31%
Five Years	2.16%	1.93%	3.28%	3.22%
Ten Years or Since Inception**	3.55%	3.40%	1.89%	1.90%
S.E.C 30-Day Yield***	1.84%	1.22%	2.22%	2.20%

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/08 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

NEW YORK TAX EXEMPT FUND

*	Average Annual Total Return figures (for the periods ended 12/31/18) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During certain periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.03%), 2.08% and 3.49%, respectively. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.53%), 1.87% and 3.35%, respectively. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.28%, 3.20% and 1.81%, respectively. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.28%, 3.15% and 1.82%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.
**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2018.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.68%.

Portfolio of Investments

NEW YORK TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Airport—.7%
$1,000M	New York State Transportion Dev. Corp. 5% 1/1/2033	$1,112,440
	Appropriation—7.9%
730M	Hudson Yards Infra. Corp. 5.75% 2/15/2047	782,662
	New York City Transitional Fin. Auth. Bldg. Aid Revenue:
1,000M	5% 7/15/2033	1,090,400
1,000M	5% 7/15/2037	1,153,990
2,000M	5% 7/15/2043	2,277,900
	New York State Dormitory Authority Revenue:
3,000M	City University 6% 7/1/2020	3,119,520
1,500M	State University 5.25% 5/15/2021	1,587,375
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,779,530
		12,791,377
	Education—20.1%
	Dutchess County Local Development Corp. Revenue:
1,000M	5% 7/1/2035	1,153,850
1,000M	5% 7/1/2036	1,148,990
1,000M	5% 7/1/2037	1,144,960
	Madison County Capital Resource Corp. Revenue:
1,000M	5% 7/1/2035	1,129,810
1,000M	5% 7/1/2039	1,119,730
	Monroe Indl. Dev. Corp. Revenue:
1,000M	5% 7/1/2037	1,148,180
	New York State Dormitory Authority Revenue:
1,485M	Colgate University 6% 7/1/2021	1,569,526
	New York University:
2,000M	5% 7/1/2030	2,231,140
2,000M	5% 7/1/2036	2,288,320
1,000M	5% 7/1/2037	1,105,650
2,000M	5% 7/1/2039	2,266,680
500M	Skidmore College 5% 7/1/2027	534,305
1,645M	State University of New York 5% 7/1/2042	1,855,889

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	Education (continued)
	State University of New York Student Housing:
$1,050M	5% 7/1/2035	$1,224,269
2,200M	5% 7/1/2037	2,543,486
1,000M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,126,670
	Saratoga County Cap. Res. Corp. Revenue:
3,570M	5% 7/1/2043	4,042,561
1,000M	5% 7/1/2048	1,128,040
1,100M	Schenectady County Cap. Res. Corp. 5% 1/1/2040	1,235,388
2,100M	St. Lawrence County Ind. Dev. Agy. 5% 9/1/2047	2,299,983
		32,297,427
	Electric—3.6%
	Long Island Power Auth. Electric System Revenue:
2,000M	5% 9/1/2039	2,277,440
1,000M	5% 9/1/2041	1,113,490
1,000M	5% 9/1/2042	1,123,910
1,200M	5% 9/1/2044	1,308,384
		5,823,224
	General Obligation—6.1%
	Erie County:
500M	5% 9/15/2030	596,130
825M	5% 9/15/2031	976,668
1,000M	Monroe County 5% 6/1/2029	1,012,400
	New York City:
3,000M	5% 12/1/2034	3,444,720
1,895M	5% 4/1/2035	2,207,239
1,000M	5% 4/1/2039	1,145,600
375M	New York State Dormitory Authority Rev. 5.625% 10/1/2029	385,125
		9,767,882
	Health Care—1.5%
625M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	660,306

Principal Amount	Security	Value
	Health Care (continued)
	New York State Dormitory Authority Revenue (NYSARC):
$1,140M	5% 7/1/2025	$1,191,824
500M	6% 7/1/2036	510,515
		2,362,645
	Housing—2.2%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,086,180
1,840M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.) 5% 11/1/2026	1,956,656
500M	Westchester Cnty. Local Dev. Corp. Rev. 5% 6/1/2042	546,600
		3,589,436
	Lease—3.3%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,254,250
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,009,750
2,500M	New York State Dormitory Authority Rev. (Court Facs. Lease) 5.5% 5/15/2027	3,069,325
		5,333,325
	Other Revenue—3.2%
3,565M	New York State Dormitory Authority
	School Dist. Brd. Fing. 5% 10/1/2042	4,039,288
1,000M	Westchester County Indl. Dev. Agy. Facs. Rev. 7% 6/1/2046	1,063,780
		5,103,068
	Other Tax—17.2%
	Metropolitan Transportation Authority of New York:
3,500M	5% 11/15/2036	3,989,790
3,000M	5% 11/15/2035	3,491,910
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,643,975
1,000M	5% 11/1/2033	1,052,440
2,000M	5% 8/1/2042	2,199,680

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	Other Tax (continued)
$1,000M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	$1,116,010
	New York State Dormitory Authority Revenue:
5,000M	Personal Income Tax 5% 3/15/2040	5,767,750
	Sales Tax Revenue:
3,500M	5% 3/15/2038	3,837,890
3,000M	5% 3/15/2036	3,484,350
		27,583,795
	Pre-Refunded/Escrowed-to-Maturity—13.8%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (a)	506,285
1,270M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)	1,375,359
5,000M	Long Island Power Auth. 5.5% 5/1/2019 (a)	5,062,850
4,000M	Nassau County GO 5% 10/1/2019 (a)	4,095,320
	New York State Dormitory Authority Revenue:
1,000M	Fordham University 5% 7/1/2021 (a)	1,079,750
1,000M	Master Boces Program 5% 8/15/2019 (a)	1,020,640
1,000M	New York University 5% 10/1/2019 (a)	1,024,580
1,200M	Pratt Institute 5% 7/1/2019 (a)	1,219,356
3,025M	School District Fing. Auth. 5.625% 10/1/2019 (a)	3,113,300
3,500M	The New School 5.5% 7/1/2020 (a)	3,692,780
		22,190,220
	Toll & Turnpike—1.7%
2,330M	New York State Thruway Auth. Rev. 5% 1/1/2035	2,690,987
	Transportation—7.3%
1,375M	Guam Port Authority Port Rev. 5% 7/1/2048	1,497,471
	Port Authority of New York & New Jersey:
5,000M	5% 10/15/2031	5,116,650
2,500M	5% 10/15/2042	2,832,825
2,000M	Triborough Bridge & Tunnel Auth. 5% 11/15/2041	2,256,920
		11,703,866

Principal Amount	Security	Value
	Water/Sewer—9.8%
	Buffalo Muni. Water Fin. Auth. Revenue:
$500M	5% 7/1/2029	$570,965
250M	5% 7/1/2030	284,202
250M	5% 7/1/2031	283,245
300M	5% 7/1/2032	338,373
	New York City Muni. Water Fin. Auth. Revenue:
2,750M	6% 6/15/2021	3,029,758
2,000M	5% 6/15/2032	2,132,840
2,000M	5% 6/15/2039	2,231,720
2,500M	5% 6/15/2040	2,854,025
1,000M	New York State Environmental Facs. Corp. 5% 6/15/2043	1,157,260
1,950M	Saratoga County Water Sys. Rev. 4% 9/1/2048	2,013,629
	Western Nassau County Water Auth. Revenue:
500M	5% 4/1/2034	561,990
300M	5% 4/1/2035	336,279
		15,794,286

Total Market Value of Municipal Bonds (cost $153,020,394)	98.4%	158,143,978
Other Assets, Less Liabilities	1.6	2,543,849
Net Assets	100.0%	$160,687,827

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

GO	General Obligation

See notes to financial statements

Fund Expenses (unaudited)

OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 7 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18-12/31/18)*
Class A Shares	0.96%
Actual		$1,000.00	$1,006.83	$4.86
Hypothetical**		$1,000.00	$1,020.37	$4.89
Class B Shares	2.78%
Actual		$1,000.00	$ 998.69	$14.01
Hypothetical**		$1,000.00	$1,011.20	$14.09
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,009.08	$3.39
Hypothetical**		$1,000.00	$1,021.83	$3.41
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,007.99	$3.54
Hypothetical**		$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2018, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the ICE Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	ICE BofA Merrill Lynch Municipal Index
One Year	-0.04%	-2.28%	0.33%	0.21%	1.04%
Five Years	2.98%	1.74%	3.27%	3.19%	3.99%
Ten Years or Since Inception**	3.99%	3.39%	1.62%	1.62%	5.12%

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	-4.06%	-6.15%	0.33%	0.21%
Five Years	2.13%	1.37%	3.27%	3.19%
Ten Years or Since Inception**	3.56%	3.39%	1.62%	1.62%
S.E.C 30-Day Yield***	1.59%	0.75%	1.97%	1.95%

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/08 with a theoretical investment in the ICE BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

OREGON TAX EXEMPT FUND

*	Average Annual Total Return figures (for the periods ended 12/31/18) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 4.00% (prior to 1/31/17, the maximum sales charge was 5.75%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During certain periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.08%), 2.06% and 3.50%, respectively. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.18%), 1.30% and 3.33%, respectively. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.30%, 3.20% and 1.55%, respectively. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Since Inception would have been 0.18%, 3.12% and 1.55%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.
**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).
***	The S.E.C. 30-Day Yield shown is for December 2018.
+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 2.68%.

Portfolio of Investments

OREGON TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	MUNICIPAL BONDS—99.8%
	Airport—4.4%
	Port of Portland Airport Revenue:
$1,000M	5% 7/1/2031	$1,130,450
1,100M	5% 7/1/2042	1,213,388
		2,343,838
	Appropriation—1.2%
565M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	619,799
	Education—4.7%
1,250M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,399,650
1,000M	University of Oregon 5% 4/1/2045	1,120,930
		2,520,580
	Electric—4.1%
2,000M	Eugene Electric Util. Rev. 5% 8/1/2038	2,170,780
	General Obligation—45.2%
1,000M	Central Oregon Community College District 5% 6/15/2030	1,043,530
2,000M	Clackamas County School District #12, 5% 6/15/2037	2,306,260
1,000M	Clackamas County School District #7J, 5.25% 6/1/2021	1,080,040
575M	Columbia County School District #502, 5% 6/15/2036	666,310
1,000M	Linn County School District #55, 5.5% 6/15/2027	1,240,130
1,000M	Marion County School District #103, 5% 6/15/2035	1,144,850
1,000M	Marion & Polk Counties School District 5% 6/15/2033	1,188,860
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,070,040
1,225M	Newport Zero Coupon 6/1/2029	892,033
1,000M	North Marion County School District 5% 6/15/2035	1,169,780
	Oregon State:
750M	5% 5/1/2037	878,550
250M	5% 6/1/2037	289,132
600M	5% 5/1/2038	700,704
1,225M	Portland Community College 5% 6/15/2030	1,434,696
2,000M	Portland Building Project 5% 6/15/2034	2,385,060

Portfolio of Investments (continued)

OREGON TAX EXEMPT FUND

December 31, 2018

Principal Amount	Security	Value
	General Obligation (continued)
$500M	Redmond Terminal Expansion Project 5% 6/1/2034	$506,055
1,500M	Tillamook & Yamhill Counties School District 5% 6/15/2035	1,757,370
1,000M	Umatilla County School District #16, 5% 6/15/2033	1,129,340
1,000M	Washington County School District #15 Zero Coupon 6/15/2023	905,630
2,000M	Washington County School District #48J, 5% 6/15/2032	2,253,240
		24,041,610
	Health Care—8.5%
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,053,090
1,650M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,807,839
1,500M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,631,025
		4,491,954
	Other Revenue—6.4%
2,000M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035	2,252,840
1,000M	Seaside Transient Lodging Tax Rev. 5% 12/15/2037	1,146,650
		3,399,490
	Other Tax—1.0%
500M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	535,555
	Pre-Refunded/Escrowed-to-Maturity—13.0%
	Beaverton School District #48J:
750M	5% 6/1/2019 (a)	760,208
1,500M	5.125% 6/1/2019 (a)	1,521,180
1,000M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)	1,014,900
500M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2020 (a)	529,140
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2020 (a)	1,047,280
1,000M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)	1,014,900

Principal Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000M	Salem 5% 6/1/2019 (a)	$1,013,400
		6,901,008
	Transportation—.8%
375M	Guam Port Authority Port Rev. 5% 7/1/2048	408,401
	Water/Sewer—10.5%
500M	Hermiston Water & Sewer Sys. 5% 11/1/2034	561,720
1,000M	Portland Sewer Sys. Rev. 5% 6/1/2019	1,013,320
	Portland Water Sys. Revenue:
1,000M	4% 4/1/2034	1,065,310
500M	5% 5/1/2034	532,875
2,195M	Tigard Water Sys. Rev. 5% 8/1/2031	2,401,352
		5,574,577

Total Value of Municipal Bonds (cost $50,969,922)	99.8%	53,007,592
Other Assets, Less Liabilities	.2	135,486
Net Assets	100.0%	$53,143,078

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Futures Contracts Outstanding at December 31, 2018:

Number of Contracts	Description	Expiration	Notional Amounts	Value at December 31, 2018	Unrealized Depreciation
(5)	U.S. Treasury Long Bond	Mar. 2019	$(696,367)	$(730,000)	$(33,633)

(premium paid $64)

See notes to financial statements

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$616,474,249	$435,910,773
At value (Note 1A)	$637,755,131	$449,524,297
Cash	221,789	—
Receivables:
Interest	8,761,397	5,880,436
Investment securities sold	—	1,793,925
Variation margin	—	—
Shares sold	209,683	272,467
Other assets	49,405	38,055
Total Assets	646,997,405	457,509,180

Liabilities
Cash overdraft	—	207,829
Payables:
Investment securities purchased	—	1,785,000
Dividends payable	410,101	155,053
Shares redeemed	1,088,392	782,271
Unrealized loss on futures contracts	—	—
Accrued advisory fees	271,433	189,332
Accrued shareholder servicing costs	69,430	68,129
Accrued expenses	172,178	254,105
Total Liabilities	2,011,534	3,441,719
Net Assets	$644,985,871	$454,067,461

Net Assets Consist of:
Capital paid in	$638,122,749	$447,853,478
Total distributable earnings	6,863,122	6,213,983
Total	$644,985,871	$454,067,461

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	NEW JERSEY	NEW YORK	OREGON

$54,239,420	$43,842,617	$153,020,394	$50,969,922
$56,307,540	$45,568,249	$158,143,978	$53,007,592
404,691	1,031,708	288,272	—

765,214	729,628	2,203,373	423,573
—	—	—	—
—	—	—	44,061
44,944	315,582	287,572	39,720
4,259	3,623	11,978	4,044
57,526,648	47,648,790	160,935,173	53,518,990

—	—	—	153,999

1,124,300	—	—	—
27,704	21,377	90,023	23,018
16,165	171,216	37,107	110,569
—	—	—	33,633
21,516	17,920	61,307	20,416
7,181	5,238	15,257	6,548
23,392	23,751	43,652	27,729
1,220,258	239,502	247,346	375,912
$56,306,390	$47,409,288	$160,687,827	$53,143,078

$55,533,554	$46,198,961	$159,211,299	$52,816,657
772,836	1,210,327	1,476,528	326,421
$56,306,390	$47,409,288	$160,687,827	$53,143,078

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$577,752,594	$423,772,560
Class B	$624,917	$1,422,064
Advisor Class	$62,831,157	$21,317,391
Institutional Class	$3,777,203	$7,555,446

Shares of beneficial interest outstanding (Note 2):
Class A	63,472,780	26,498,401
Class B	68,975	89,344
Advisor Class	6,900,559	1,330,756
Institutional Class	416,170	472,943

Net asset value and redemption price per share - Class A	$9.10	$15.99

Maximum offering price per share - Class A (Net asset value/.96)*	$9.48	$16.66

Net asset value and offering price per share - Class B**	$9.06	$15.92

Net asset value offering, and redemption price per share - Advisor Class	$9.11	$16.02

Net asset value offering, and redemption price per share - Institutional Class	$9.08	$15.98

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).
(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA		NEW JERSEY	NEW YORK	OREGON

$48,853,033		$43,894,988	$148,450,816	$48,527,094
N/A	(a)	$256,297	$1,091,009	$4,827
$7,446,845		$3,251,497	$11,139,582	$4,604,747
$6,512		$6,506	$6,420	$6,410

3,981,152		3,540,745	10,818,139	3,729,223
N/A	(a)	20,784	79,606	375
608,152		262,632	811,200	354,469
532		526	467	494

$12.27		$12.40	$13.72	$13.01

$12.78		$12.92	$14.29	$13.55

N/A	(a)	$12.33	$13.71	$12.88

$12.25		$12.38	$13.73	$12.99

$12.25		$12.36	$13.74	$12.98

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Year Ended December 31, 2018

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest income	$29,501,937	$11,841,228
Expenses (Notes 1 and 5):
Advisory fees	3,900,528	1,630,810
Distribution plan expenses - Class A	1,768,582	821,041
Distribution plan expenses - Class B	7,336	12,049
Shareholder servicing costs - Class A	349,054	219,255
Shareholder servicing costs - Class B	961	1,359
Shareholder servicing costs - Advisor Class	50,648	29,365
Shareholder servicing costs - Institutional Class	2,086	641
Professional fees	143,036	79,452
Registration fees	90,501	72,125
Custodian fees	23,428	15,399
Reports to shareholders	35,882	26,343
Trustees' fees	37,986	15,845
Other expenses	84,634	24,466
Total expenses	6,494,662	2,948,150
Less: Expenses waived	(296,579)	(12,405)
Less: Expenses paid indirectly	(14,036)	(5,784)
Net expenses	6,184,047	2,929,961
Net investment income	23,317,890	8,911,267

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA		NEW JERSEY	NEW YORK	OREGON

$2,367,923		$2,082,815	$6,957,824	$2,093,312

308,829		261,189	883,218	293,885
151,917		138,445	462,283	151,774
N/A	(a)	2,587	11,460	47
38,898		26,688	94,204	33,208
N/A	(a)	308	611	86
3,386		2,241	4,903	2,904
4		4	4	4
20,110		17,009	32,628	20,308
2,605		2,515	2,862	2,603
7,523		6,879	9,972	7,241
3,455		3,459	9,012	5,439
3,359		2,844	9,608	3,191
14,933		13,114	21,553	15,408
555,019		477,282	1,542,318	536,098
(19,513)		(16,504)	(55,450)	(18,317)
(896)		(854)	(2,289)	(1,386)
534,610		459,924	1,484,579	516,395
1,833,313		1,622,891	5,473,245	1,576,917

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Year Ended December 31, 2018

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	(4,355,469)	(1,512,390)
Futures contracts	133,679	—
Net realized gain (loss) on investments and futures contracts	(4,221,790)	(1,512,390)
Net unrealized depreciation of:
Investments	(18,291,753)	(7,624,263)
Futures contracts	—	—
Net unrealized depreciation of investments and futures contracts	(18,291,753)	(7,624,263)
Net loss on investments and futures contracts	(22,513,543)	(9,136,653)
Net Increase (Decrease)in Net Assets Resulting from Operations	$804,347	$(225,386)

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	NEW JERSEY	NEW YORK	OREGON

183,223	(49,483)	(736,997)	(185,524)
—	—	—	(44,664)
183,223	(49,483)	(736,997)	(230,188)

(1,893,346)	(1,484,264)	(4,825,351)	(1,324,485)
—	—	—	(33,697)
(1,893,346)	(1,484,264)	(4,825,351)	(1,358,182)
(1,710,123)	(1,533,747)	(5,562,348)	(1,588,370)
$123,190	$89,144	$(89,103)	$(11,453)

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	2018	2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$23,317,890	$25,244,320
Net realized gain (loss) on investments and futures contracts	(4,221,790)	487,935
Net unrealized appreciation (depreciation) of investments	(18,291,753)	(6,091,398)
Net increase (decrease) in net assets resulting from operations	804,347	19,640,857

Distributions to Shareholders (1)
Class A	(21,049,533)	(23,731,611)
Class B	(20,611)	(28,672)
Advisor Class	(2,243,324)	(1,879,906)
Institutional Class	(251,190)	(32,648)
Total distributions	(23,564,658)	(25,672,837)

Trust Share Transactions
Class A:
Proceeds from shares sold	48,032,960	62,102,773
Reinvestment of dividends	16,251,127	18,273,669
Cost of shares redeemed	(83,836,854)	(64,975,043)
Shares issued from merger (see Note 7)	—	—
	(19,552,767)	15,401,399
Class B:
Proceeds from shares sold	11,968	31,442
Reinvestment of dividends	16,468	23,390
Cost of shares redeemed	(211,000)	(232,486)
Shares issued from merger (see Note 7)	—	—
	(182,564)	(177,654)
Advisor Class:
Proceeds from shares sold	26,531,627	33,088,511
Reinvestment of dividends	2,013,866	1,731,474
Cost of shares redeemed	(18,007,896)	(16,036,948)
Shares issued from merger (see Note 7)	—	—
	10,537,597	18,783,037
Institutional Class:
Proceeds from shares sold	4,173,803	5,814,975
Reinvestment of dividends	244	265
Cost of shares redeemed	(4,290,502)	(5,443,559)
Shares issued from merger (see Note 7)	—	—
	(116,455)	371,681
Net increase (decrease) from trust share transactions	(9,314,189)	34,378,463
Net increase (decrease) in net assets	(32,074,500)	28,346,483

Net Assets
Beginning of year	677,060,371	648,713,888
End of year (2)	$644,985,871	$677,060,371

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		NEW JERSEY
2018	2017	2018	2017	2018	2017

$8,911,267	$9,401,420	$1,833,313	$1,916,264	$1,622,891	$1,698,118
(1,512,390)	3,671,750	183,223	(11,435)	(49,483)	64,147
(7,624,263)	(2,193,281)	(1,893,346)	248,529	(1,484,264)	268,088
(225,386)	10,879,889	123,190	2,153,358	89,144	2,030,353

(8,187,986)	(10,025,548)	(1,590,258)	(1,722,801)	(1,529,278)	(1,621,889)
(27,210)	(53,631)	—	—	(6,595)	(9,214)
(544,102)	(251,895)	(249,485)	(224,186)	(90,206)	(65,109)
(86,593)	(8,331)	(222)	(232)	(229)	(231)
(8,845,891)	(10,339,405)	(1,839,965)	(1,947,219)	(1,626,308)	(1,696,443)

33,011,074	37,130,953	7,133,243	9,765,161	2,393,083	3,749,281
7,011,088	8,641,380	1,282,123	1,395,574	1,266,077	1,330,607
(54,941,065)	(34,239,771)	(12,043,777)	(6,006,621)	(7,225,322)	(4,183,029)
166,724,729	—	—	—	—	—
151,805,826	11,532,562	(3,628,411)	5,154,114	(3,566,162)	896,859

35,396	19,194	N/A	—	40,520	15,500
19,798	36,595	N/A	17	6,168	7,933
(544,246)	(833,663)	N/A	(2,429)	(86,460)	(114,674)
497,039	—	N/A	—	—	—
7,987	(777,874)	N/A (a)	(2,412)	(39,772)	(91,241)

6,480,269	11,412,154	2,592,142	2,814,657	1,920,348	1,170,113
497,878	187,663	210,680	185,508	84,009	57,685
(3,493,401)	(2,573,817)	(2,213,259)	(1,814,378)	(794,779)	(411,677)
3,332,672	—	—	—	—	—
6,817,418	9,026,000	589,563	1,185,787	1,209,578	816,121

7,644,506	8,425,374	—	—	—	—
283	241	222	232	229	231
(8,547,350)	—	—	—	—	—
50,760	—	—	—	—	—
(851,801)	8,425,615	222	232	229	231
157,779,430	28,206,303	(3,038,626)	6,337,721	(2,396,127)	1,621,970
148,708,153	28,746,787	(4,755,401)	6,543,860	(3,933,291)	1,955,880

305,359,308	276,612,521	61,061,791	54,517,931	51,342,579	49,386,699
$454,067,461	$305,359,308	$56,306,390	$61,061,791	$47,409,288	$51,342,579

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	2018	2017
Trust Shares Issued and Redeemed
Class A:
Sold	5,255,338	6,542,816
Issued for dividends reinvested	1,773,514	1,927,643
Redeemed	(9,152,264)	(6,849,752)
Issued from merger	—	—
Net increase (decrease) in Class A trust shares outstanding	(2,123,412)	1,620,707

Class B:
Sold	1,311	3,329
Issued for dividends reinvested	1,804	2,478
Redeemed	(23,148)	(24,607)
Issued from merger	—	—
Net increase (decrease) in Class B trust shares outstanding	(20,033)	(18,800)

Advisor Class:
Sold	2,887,483	3,485,408
Issued for dividends reinvested	219,848	182,769
Redeemed	(1,964,301)	(1,695,344)
Issued from merger	—	—
Net increase in Advisor Class trust shares outstanding	1,143,030	1,972,833

Institutional Class:
Sold	449,279	619,677
Issued for dividends reinvested	26	28
Redeemed	(471,803)	(578,729)
Issued from merger	—	—
Net increase (decrease) in Institutional Class trust shares outstanding	(22,498)	40,976

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		NEW JERSEY
2018	2017	2018	2017	2018	2017

2,058,441	2,238,246	576,925	770,423	190,883	292,864
436,550	521,064	103,932	110,135	101,712	104,023
(3,424,055)	(2,063,451)	(974,712)	(474,521)	(579,354)	(326,738)
10,480,263	—	—	—	—	—
9,551,199	695,859	(293,855)	406,037	(286,759)	70,149

2,214	1,165	N/A	—	3,264	1,217
1,238	2,218	N/A	1	498	623
(34,118)	(50,519)	N/A	(195)	(6,937)	(8,998)
31,396	—	N/A	—	—	—
730	(47,136)	N/A (a)	(194)	(3,175)	(7,158)

402,044	691,812	210,190	222,580	154,499	91,689
30,961	11,307	17,124	14,673	6,759	4,516
(217,060)	(155,010)	(179,033)	(143,634)	(64,276)	(32,254)
209,069	—	—	—	—	—
425,014	548,109	48,281	93,619	96,982	63,951

481,705	508,352	—	—	—	—
18	14	18	19	18	18
(520,713)	—	—	—	—	—
3,194	—	—	—	—	—
(35,796)	508,366	18	19	18	18

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK
	2018	2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,473,245	$5,717,250
Net realized gain (loss) on investments and futures contracts	(736,997)	603,952
Net unrealized appreciation (depreciation) of investments and futures contracts	(4,825,351)	(930,996)
Net increase (decrease) in net assets resulting from operations	(89,103)	5,390,206

Distributions to Shareholders (1)
Class A	(5,079,176)	(5,524,866)
Class B	(29,849)	(34,897)
Advisor Class	(371,606)	(306,744)
Institutional Class	(227)	(236)
Total distributions	(5,480,858)	(5,866,743)

Trust Share Transactions
Class A:
Proceeds from shares sold	8,556,177	21,075,812
Reinvestment of dividends	3,990,865	4,325,140
Cost of shares redeemed	(19,401,886)	(16,582,104)
	(6,854,844)	8,818,848
Class B:
Proceeds from shares sold	5,651	6,800
Reinvestment of dividends	15,372	22,091
Cost of shares redeemed	(118,177)	(70,718)
	(97,154)	(41,827)
Advisor Class:
Proceeds from shares sold	2,950,070	4,557,980
Reinvestment of dividends	359,696	278,013
Cost of shares redeemed	(1,407,147)	(2,534,823)
	1,902,619	2,301,170
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of dividends	228	236
Cost of shares redeemed	—	—
	228	236
Net increase (decrease) from trust share transactions	(5,049,151)	11,078,427
Net increase (decrease) in net assets	(10,619,112)	10,601,890

Net Assets
Beginning of year	171,306,939	160,705,049
End of year (2)	$160,687,827	$171,306,939

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
OREGON
2018	2017

$1,576,917	$1,672,012
(230,188)	(22,997)
(1,358,182)	346,267
(11,453)	1,995,282

(1,436,303)	(1,648,141)
(47)	(667)
(141,015)	(122,450)
(195)	(215)
(1,577,560)	(1,771,473)

5,374,599	5,707,954
1,179,520	1,354,003
(8,764,777)	(6,541,011)
(2,210,658)	520,946

2,520	2,520
45	634
(4,116)	(54,196)
(1,551)	(51,042)

2,140,165	2,346,348
114,439	84,928
(1,633,420)	(1,394,116)
621,184	1,037,160

—	—
196	215
—	—
196	215
(1,590,829)	1,507,279
(3,179,842)	1,731,088

56,322,920	54,591,832
$53,143,078	$56,322,920

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK
	2018	2017
Trust Shares Issued and Redeemed
Class A:
Sold	617,586	1,477,008
Issued for dividends reinvested	289,367	303,403
Redeemed	(1,407,926)	(1,161,996)
Net increase (decrease) in Class A trust shares outstanding	(500,973)	618,415

Class B:
Sold	409	477
Issued for dividends reinvested	1,116	1,552
Redeemed	(8,575)	(4,971)
Net decrease in Class B trust shares outstanding	(7,050)	(2,942)

Advisor Class:
Sold	213,722	319,261
Issued for dividends reinvested	26,074	19,493
Redeemed	(102,233)	(177,346)
Net increase in Advisor Class trust shares outstanding	137,563	161,408

Institutional Class:
Sold	—	—
Issued for dividends reinvested	17	17
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	17	17

(1)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018. The distributions in 2017 were all from net investment income.

(2)	The SEC eliminated the requirement to disclose undistributed net investment income in September 2018. End of year net assets includes undistributed net investment income of $249,040, $8,284, $6,836, $3,685, $7,894 and $825, respectively, on the Tax Income, Tax Opportunities, California, New Jersey, New York and Oregon Funds for the year ended December 31, 2017.

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
OREGON
2018	2017

411,304	426,134
90,430	101,094
(672,995)	(487,836)
(171,261)	39,392

195	189
3	47
(317)	(4,073)
(119)	(3,837)

164,867	175,710
8,795	6,357
(126,047)	(104,478)
47,615	77,589

—	—
15	17
—	—
15	17

Notes to Financial Statements

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, New Jersey, New York and Oregon Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”). Effective August 21, 2018, the no AMT mandate was removed from the investment objective of the Fund.

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return. Effective August 21, 2018, the no AMT mandate was removed from the investment objective of the Fund.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT. Effective August 21, 2018, the no AMT mandate was removed from the investment objective of the Fund.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determining value. If prices are not readily available or determined to be unreliable, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Municipal Bonds*:
Tax Exempt Income	$—	$637,755,131	$—
Tax Exempt Opportunities	—	449,524,297	—
California	—	55,557,540	—
New Jersey	—	45,568,249	—
New York	—	158,143,978	—
Oregon	—	53,007,592	—

Investments in Short-Term Tax Exempt Investments:
California	—	750,000	—

Liabilities
Investments in Futures Contracts:
Oregon	(33,633)	—	—

*	The Portfolio of Investments provides information on the state or industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2018.

Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2018, capital loss carryovers were as follows:

		Not Subject to Expiration
Fund	Total	Short -Term	Long -Term	Utilized[1]
Tax Exempt Income	$14,420,032	$14,420,032	$—	$510,668
Tax Exempt Opportunities	3,727,751	3,727,751	—	—
California	1,295,468	1,198,604	96,864	462,946
New Jersey	515,573	222,708	292,865	52,793
New York	3,403,750	2,863,812	539,938	496,915
Oregon	1,637,567	1,018,215	619,352	—

[1]	During the year ended December 31, 2018, the Funds utilized capital loss carryovers as noted.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the year ended December 31, 2018, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $25,245 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At December 31, 2018, Oregon held investments in futures contracts, and during the year ended December 31, 2018, Tax Exempt Income held investments in futures contracts.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2018, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the year ended December 31, 2018, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2018, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2018, the effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Fund	Net Unrealized Loss on Futures Contracts
Oregon	$(33,633)

For the year ended December 31, 2018, the effect of derivative instruments in the Statements of Operations is as follows:

Fund	Net Realized Gain (Loss) on Futures Contracts	Net Unrealized Loss on Futures Contracts
Tax Exempt Income	$133,679	$—
Oregon	(44,664)	(33,697)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). The California Tax Exempt Fund's Class B shares were liquidated on April 12, 2017. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 4.00% of the amount invested (effective January 31, 2017, the maximum sales charge on Class A shares was changed from 5.75% to 4.00%) and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges or distribution plan fees associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the year ended December 31, 2018, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$575,145,565	$590,897,489
Tax Exempt Opportunities	403,092,979	413,895,796
California	28,087,014	31,140,733
New Jersey	9,816,452	13,885,120
New York	77,036,299	81,225,541
Oregon	26,771,778	28,571,493

At December 31, 2018, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$616,474,249	$21,959,759	$678,877	$21,280,882
Tax Exempt Opportunities	435,910,773	14,150,352	536,828	13,613,524
California	54,239,420	2,079,807	11,687	2,068,120
New Jersey	43,842,617	1,761,515	35,883	1,725,632
New York	153,020,394	5,239,368	115,784	5,123,584
Oregon	50,969,922	2,043,007	5,337	2,037,670

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investor Services (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the year ended December 31, 2018, total trustees’ fees accrued by the Funds amounted to $72,833.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Tax Exempt Income Fund—.60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. FIMCO waived advisory fees in excess of .55% for the year ended December 31, 2018.

Tax Exempt Opportunities Fund—During the period January 1, 2018 through January 30, 2018, the rate was .60% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. Effective January 31, 2018, the rate was .55% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .49% on average daily net assets over $1.5 billion. FIMCO waived advisory fees in excess of .55% for the period January 1, 2018 through January 30, 2018.

California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund—During the period January 1, 2018 through April 30, 2018, the rate was .60% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. Effective May 1, 2018, the rate was .50% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .44% on average daily net assets over $1.5 billion. FIMCO waived advisory fees in excess of .50% for the period January 1, 2018 through April 30, 2018.

For the year ended December 31, 2018, advisory fees accrued by the Funds to FIMCO were $7,278,459 of which $418,768 was waived by FIMCO as noted above.

Green Square Capital Advisors, LLC serves as a subadviser to the Funds. The subadviser is paid by FIMCO and not by the Funds.

For the year ended December 31, 2018, FFS, as underwriter, received $1,556,327 in commissions from the sale of shares of the Funds after allowing $225,517 to other dealers. Shareholder servicing costs included $646,918 in transfer agent fees accrued to FIS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2018, total distribution plan fees accrued to FFS by the Funds amounted to $3,527,521.

6. Tax Components of Capital and Distributions to Shareholders— The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year Ended December 31, 2018
	Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Tax Exempt Income	$23,435,158	$129,500	$—	$23,564,658
Tax Exempt Opportunities	8,830,381	15,510	—	8,845,891
California	1,838,684	1,281	—	1,839,965
New Jersey	1,624,554	1,754	—	1,626,308
New York	5,469,837	11,021	—	5,480,858
Oregon	1,575,076	2,484	—	1,577,560

	Year Ended December 31, 2017
	Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Tax Exempt Income	$25,437,371	$235,466	$—	$25,672,837
Tax Exempt Opportunities	10,296,473	42,932	—	10,339,405
California	1,943,358	3,861	—	1,947,219
New Jersey	1,694,113	2,330	—	1,696,443
New York	5,823,779	42,964	—	5,866,743
Oregon	1,766,050	5,423	—	1,771,473

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Ordinary Income	Capital Loss Carryover	Other Accumulated Losses*		Unrealized Appreciation	Total Distributable Earnings**
Tax Exempt Income	$2,272	$(14,420,032)	$—		$21,280,882	$6,863,122
Tax Exempt Opportunities	73,661	(3,727,751)	(3,745,451	)(1)	13,613,524	6,213,983
California	184	(1,295,468)	—		2,068,120	772,836
New Jersey	268	(515,573)	—		1,725,632	1,210,327
New York	281	(3,403,750)	(243,587)		5,123,584	1,476,528
Oregon	182	(1,637,567)	(40,167)		2,003,973	326,421

*	Other accumulated losses consist of late loss deferrals and post-October loss deferrals, which are utilized on the first day of the Funds’ next fiscal year.
**	Differences between book distributable earnings and tax distributable earnings consist primarily of post-October losses and amortization of bond premium and discounts.
(1)	Includes $2,896,587 of short-term capital losses and $848,864 of long-term capital losses from the Fund’s merger with the various Single State Tax Exempt funds as described in Note 7. Per the IRS, use of these losses is limited to $2,143,591 of short-term capital losses and $848,864 of long-term capital losses in 2019 and $752,996 of short-term capital losses in 2020.

7. Reorganization of Certain Single State Tax Exempt Funds into Tax Exempt Opportunities Fund—On December 14, 2018, the Tax Exempt Opportunities Fund acquired all of the net assets of the First Investors Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund (collectively, “Single State Tax Exempt Funds”), each a series of the Trust, in connection with a tax-free reorganization that was approved by the Board of the Trust.

The following chart shows the number of shares issued by Tax Exempt Opportunities Fund:

	Tax Exempt Opportunities Fund Shares Issued
Fund	Class A	Class B	Advisor Class	Institutional Class
Connecticut	1,424,664	7,143	—	399
Massachusetts	1,165,372	9,311	26,494	399
Michigan	976,905	357	52,047	401
Minnesota	810,950	996	1,511	397
North Carolina	1,104,965	1,415	90,453	395
Ohio	986,316	1,332	6,636	398
Pennsylvania	2,009,991	4,906	28,947	404
Virginia	2,001,100	5,936	2,981	401
Totals	10,480,263	31,396	209,069	3,194

In return, Tax Exempt Opportunities Fund received the following net assets of each Single State Tax Exempt Fund, (which included the indicated amounts of net unrealized appreciation and accumulated net realized losses):

		Including
Fund	Acquired Net Assets	Net Unrealized Appreciation	Net Accumulated Realized Losses
Connecticut	$22,783,609	$406,156	$(537,092)
Massachusetts	19,115,349	800,109	(670,177)
Michigan	16,382,708	472,038	(68,200)
Minnesota	12,947,116	375,941	(284,275)
North Carolina	19,048,832	236,459	(621,033)
Ohio	15,823,973	418,932	(297,640)
Pennsylvania	32,521,360	973,328	(35,792)
Virginia	31,982,253	879,959	(1,231,242)
Totals	$170,605,200	$4,562,922	$(3,745,451)

The Tax Exempt Opportunities Fund shares were issued at their current net asset values as of the date of the reorganization. The net assets of the Tax Exempt Opportunities Fund immediately before the acquisition were $281,952,780 consisting of $255,443,417 Class A, $18,127,789 Advisor Class, $915,566 Class B and $7,466,008 Institutional Class.

8. Subsequent Events—Subsequent events occurring after December 31, 2018, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2018

Effective January 31, 2019, the Funds’ Class B shares were closed to new accounts and new investments (excluding reinvestment of dividends, exchanges and other limited transactions). A shareholder owning a Funds’ Class B shares may continue to hold those shares or exchange such shares for Class B shares of another eligible Fund until such shares automatically convert to Class A shares under the existing conversion schedule described in the Funds’ prospectus, or until the shareholder redeems such Class B shares, subject to any applicable contingent deferred sales charge.

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Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31.

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
TAX EXEMPT INCOME FUND
Class A
2014	$9.56	$.395	$.444	$.839	$.389	—	$.389	$10.01
2015	10.01	.392	(.143)	.249	.389	—	.389	9.87
2016	9.87	.379	(.360)	.019	.389	—	.389	9.50
2017	9.50	.359	(.074)	.285	.365	—	.365	9.42
2018	9.42	.324	(.317)	.007	.327	—	.327	9.10
Class B
2014	9.54	.320	.449	.769	.319	—	.319	9.99
2015	9.99	.315	(.156)	.159	.319	—	.319	9.83
2016	9.83	.302	(.353)	(.051)	.319	—	.319	9.46
2017	9.46	.285	(.068)	.217	.297	—	.297	9.38
2018	9.38	.253	(.317)	(.064)	.256	—	.256	9.06
Advisor Class
2014	9.54	.422	.442	.864	.404	—	.404	10.00
2015	10.00	.421	(.147)	.274	.414	—	.414	9.86
2016	9.86	.408	(.354)	.054	.414	—	.414	9.50
2017	9.50	.386	(.080)	.306	.386	—	.386	9.42
2018	9.42	.348	(.306)	.042	.352	—	.352	9.11
Institutional Class
2014	9.57	.437	.427	.864	.404	—	.404	10.03
2015	10.03	.421	(.157)	.264	.414	—	.414	9.88
2016	9.88	.410	(.416)	(.006)	.414	—	.414	9.46
2017	9.46	.415	(.099)	.316	.386	—	.386	9.39
2018	9.39	.355	(.310)	.045	.355	—	.355	9.08

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

8.88%	$645,294	.95%	.95%	3.99%	1.00%	3.94%	11%
2.53	627,297	.95	.95	3.95	1.00	3.90	11
.14	607,985	.96	.96	3.86	1.00	3.82	18
3.05	617,860	.96	.96	3.78	1.01	3.73	34
.11	577,753	.97	.97	3.53	1.02	3.48	88

8.14	1,403	1.70	1.70	3.24	1.75	3.19	11
1.62	1,067	1.72	1.72	3.19	1.76	3.15	11
(.58)	1,020	1.73	1.73	3.09	1.77	3.05	18
2.32	834	1.72	1.72	3.02	1.77	2.97	34
(.67)	625	1.74	1.74	2.77	1.79	2.72	88

9.17	18,887	.64	.64	4.24	.68	4.20	11
2.80	29,094	.64	.64	4.26	.69	4.21	11
.50	35,947	.65	.65	4.16	.69	4.12	18
3.27	54,245	.66	.66	4.07	.71	4.02	34
.49	62,831	.70	.70	3.80	.75	3.75	88

9.14	5,667	.63	.63	4.36	.67	4.32	11
2.69	7,124	.63	.63	4.25	.67	4.21	11
(.13)	3,762	.64	.64	4.15	.68	4.11	18
3.40	4,120	.64	.64	4.38	.69	4.33	34
.52	3,777	.64	.64	3.87	.69	3.82	88

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
TAX EXEMPT OPPORTUNITIES FUND
Class A
2014	$15.81	$.552	$1.241	$1.793	$.533	—	$.533	$17.07
2015	17.07	.548	(.032)	.516	.546	—	.546	17.04
2016	17.04	.555	(.523)	.032	.552	—	.552	16.52
2017	16.52	.551	.086	.637	.607	—	.607	16.55
2018	16.55	.485	(.562)	(.077)	.483	—	.483	15.99
Class B
2014	15.77	.429	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421	(.037)	.384	.434	—	.434	16.96
2016	16.96	.428	(.524)	(.096)	.434	—	.434	16.43
2017	16.43	.432	.084	.516	.476	—	.476	16.47
2018	16.47	.367	(.556)	(.189)	.361	—	.361	15.92
Advisor Class
2014	15.79	.583	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579	(.025)	.554	.564	—	.564	17.04
2016	17.04	.582	(.532)	.050	.570	—	.570	16.52
2017	16.52	.569	.097	.666	.606	—	.606	16.58
2018	16.58	.519	(.555)	(.036)	.524	—	.524	16.02
Institutional Class
2014	15.84	.568	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590	(.046)	.544	.564	—	.564	17.09
2016	17.09	.609	(.529)	.080	.570	—	.570	16.60
2017	16.60	.483	.201	.684	.634	—	.634	16.65
2018	16.65	.537	(.662)	(.125)	.545	—	.545	15.98

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

11.46%	$265,621	.99%	.99%	3.31%	1.04%	3.26%	70%
3.08	265,258	.99	.99	3.23	1.04	3.18	59
.13	268,466	1.00	1.00	3.24	1.05	3.19	50
3.91	280,412	1.00	1.00	3.32	1.05	3.27	69
(.44)	423,773	1.01	1.01	3.02	1.01	3.02	135

10.66	2,779	1.72	1.72	2.59	1.77	2.54	70
2.29	2,587	1.73	1.73	2.49	1.78	2.44	59
(.62)	2,231	1.73	1.73	2.51	1.78	2.46	50
3.18	1,459	1.72	1.72	2.62	1.77	2.57	69
(1.13)	1,422	1.74	1.74	2.29	1.74	2.29	135

11.55	3,684	.78	.78	3.46	.83	3.41	70
3.31	4,165	.81	.81	3.41	.86	3.36	59
.23	5,909	.84	.84	3.40	.89	3.35	50
4.09	15,017	.84	.84	3.43	.89	3.38	69
(.18)	21,317	.80	.80	3.22	.80	3.22	135

11.57	1	.66	.66	3.64	.71	3.59	70
3.24	6	.66	.66	3.56	.71	3.51	59
.41	6	.69	.69	3.55	.74	3.50	50
4.18	8,472	.70	.70	2.91	.75	2.86	69
(.71)	7,555	.66	.66	3.35	.66	3.35	135

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2014	$12.18	$.448	$.831	$1.279	$.439	—	$.439	$13.02
2015	13.02	.435	.007	.442	.442	—	.442	13.02
2016	13.02	.430	(.428)	.002	.442	—	.442	12.58
2017	12.58	.412	.058	.470	.420	—	.420	12.63
2018	12.63	.386	(.359)	.027	.387	—	.387	12.27
Advisor Class
2014	12.16	.481	.824	1.305	.465	—	.465	13.00
2015	13.00	.472	.004	.476	.486	—	.486	12.99
2016	12.99	.470	(.424)	.046	.486	—	.486	12.55
2017	12.55	.453	.057	.510	.460	—	.460	12.60
2018	12.60	.424	(.347)	.077	.427	—	.427	12.25
Institutional Class
2014	12.20	.456	.849	1.305	.465	—	.465	13.04
2015	13.04	.459	(.013)	.446	.486	—	.486	13.00
2016	13.00	.466	(.430)	.036	.486	—	.486	12.55
2017	12.55	.451	.069	.520	.460	—	.460	12.61
2018	12.61	.424	(.359)	.065	.425	—	.425	12.25

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

10.62%	$47,909	.99%	.99%	3.51%	1.06%	3.44%	47%
3.46	48,610	.97	.97	3.36	1.05	3.28	76
(.06)	48,658	.95	.95	3.29	1.05	3.19	42
3.78	53,998	.96	.96	3.25	1.06	3.15	19
.24	48,853	.97	.97	3.13	1.00	3.10	48

10.86	804	.69	.69	3.73	.76	3.66	47
3.74	2,400	.66	.66	3.66	.75	3.57	76
.28	5,851	.62	.62	3.61	.72	3.51	42
4.11	7,057	.62	.62	3.58	.72	3.48	19
.65	7,447	.64	.64	3.45	.67	3.42	48

10.82	1	.67	.67	3.83	.74	3.76	47
3.50	6	.65	.65	3.68	.73	3.60	76
.20	6	.62	.62	3.62	.72	3.52	42
4.19	6	.65	.65	3.56	.75	3.46	19
.55	7	.65	.65	3.44	.68	3.41	48

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
NEW JERSEY FUND
Class A
2014	$12.60	$.475	$.618	$1.093	$.473	—	$.473	$13.22
2015	13.22	.460	(.181)	.279	.459	—	.459	13.04
2016	13.04	.435	(.348)	.087	.437	—	.437	12.69
2017	12.69	.429	.090	.519	.429	—	.429	12.78
2018	12.78	.412	(.379)	.033	.413	—	.413	12.40
Class B
2014	12.56	.371	.630	1.001	.381	—	.381	13.18
2015	13.18	.355	(.189)	.166	.366	—	.366	12.98
2016	12.98	.331	(.336)	(.005)	.345	—	.345	12.63
2017	12.63	.330	.078	.408	.328	—	.328	12.71
2018	12.71	.315	(.379)	(.064)	.316	—	.316	12.33
Advisor Class
2014	12.57	.506	.616	1.122	.492	—	.492	13.20
2015	13.20	.497	(.172)	.325	.495	—	.495	13.03
2016	13.03	.474	(.345)	.129	.479	—	.479	12.68
2017	12.68	.464	.081	.545	.465	—	.465	12.76
2018	12.76	.444	(.378)	.066	.446	—	.446	12.38
Institutional Class
2014	12.62	.473	.629	1.102	.492	—	.492	13.23
2015	13.23	.475	(.197)	.278	.498	—	.498	13.01
2016	13.01	.471	(.337)	.134	.484	—	.484	12.66
2017	12.66	.466	.079	.545	.465	—	.465	12.74
2018	12.74	.445	(.381)	.064	.444	—	.444	12.36

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

8.78%	$49,263	.97%	.97%	3.64%	1.04%	3.57%	30%
2.16	46,060	.96	.96	3.52	1.05	3.43	48
.61	47,698	.95	.95	3.31	1.05	3.21	25
4.13	48,917	.94	.94	3.35	1.04	3.25	44
.29	43,895	.95	.95	3.31	.98	3.28	20

8.04	534	1.76	1.76	2.85	1.83	2.78	30
1.29	423	1.76	1.76	2.73	1.84	2.65	48
(.10)	393	1.73	1.73	2.53	1.83	2.43	25
3.26	305	1.70	1.70	2.59	1.80	2.49	44
(.48)	256	1.71	1.71	2.54	1.74	2.51	20

9.04	478	.67	.67	3.86	.74	3.79	30
2.52	866	.65	.65	3.81	.74	3.72	48
.93	1,289	.64	.64	3.62	.74	3.52	25
4.36	2,114	.66	.66	3.63	.76	3.53	44
.56	3,251	.68	.68	3.57	.71	3.54	20

8.83	1	.66	.66	3.95	.73	3.88	30
2.16	6	.65	.65	3.83	.74	3.74	48
.97	6	.64	.64	3.62	.74	3.52	25
4.36	6	.64	.64	3.65	.75	3.54	44
.55	7	.67	.67	3.58	.70	3.55	20

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
NEW YORK FUND
Class A
2014	$14.12	$.539	$.712	$1.251	$.531	—	$.531	$14.84
2015	14.84	.529	(.127)	.402	.532	—	.532	14.71
2016	14.71	.528	(.486)	.042	.532	—	.532	14.22
2017	14.22	.486	(.026)	.460	.500	—	.500	14.18
2018	14.18	.454	(.459)	(.005)	.455	—	.455	13.72
Class B
2014	14.10	.433	.714	1.147	.427	—	.427	14.82
2015	14.82	.423	(.125)	.298	.428	—	.428	14.69
2016	14.69	.424	(.486)	(.062)	.428	—	.428	14.20
2017	14.20	.386	(.030)	.356	.396	—	.396	14.16
2018	14.16	.358	(.449)	(.091)	.359	—	.359	13.71
Advisor Class
2014	14.09	.573	.697	1.270	.550	—	.550	14.81
2015	14.81	.572	(.118)	.454	.564	—	.564	14.70
2016	14.70	.572	(.488)	.084	.564	—	.564	14.22
2017	14.22	.529	(.026)	.503	.533	—	.533	14.19
2018	14.19	.497	(.458)	.039	.499	—	.499	13.73
Institutional Class
2014	14.14	.554	.716	1.270	.550	—	.550	14.86
2015	14.86	.557	(.133)	.424	.564	—	.564	14.72
2016	14.72	.569	(.495)	.074	.564	—	.564	14.23
2017	14.23	.526	(.021)	.505	.535	—	.535	14.20
2018	14.20	.495	(.457)	.038	.498	—	.498	13.74

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

8.96%	$149,367	.94%	.94%	3.69%	1.01%	3.62%	28%
2.76	144,162	.93	.93	3.60	1.01	3.52	36
.22	152,145	.92	.92	3.59	1.02	3.49	19
3.27	160,514	.91	.91	3.40	1.01	3.30	33
.00	148,451	.91	.91	3.29	.94	3.26	47

8.21	1,307	1.67	1.67	2.96	1.74	2.89	28
2.05	1,183	1.65	1.65	2.88	1.73	2.80	36
(.47)	1,272	1.61	1.61	2.89	1.71	2.79	19
2.53	1,227	1.61	1.61	2.71	1.71	2.61	33
(.62)	1,091	1.60	1.60	2.60	1.63	2.57	47

9.13	3,581	.64	.64	3.89	.71	3.82	28
3.13	6,304	.62	.62	3.90	.71	3.81	36
.51	7,282	.61	.61	3.89	.71	3.79	19
3.58	9,559	.61	.61	3.70	.71	3.60	33
.31	11,140	.60	.60	3.60	.63	3.57	47

9.09	1	.62	.62	4.01	.69	3.94	28
2.92	6	.61	.61	3.92	.69	3.84	36
.44	6	.60	.60	3.90	.70	3.80	19
3.59	6	.64	.64	3.68	.74	3.58	33
.31	6	.62	.62	3.58	.65	3.55	47

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
OREGON FUND
Class A
2014	$13.10	$.446	$.729	$1.175	$.445	—	$.445	$13.83
2015	13.83	.429	(.105)	.324	.434	—	.434	13.72
2016	13.72	.425	(.413)	.012	.402	—	.402	13.33
2017	13.33	.402	.085	.487	.427	—	.427	13.39
2018	13.39	.370	(.380)	(.010)	.370	—	.370	13.01
Class B
2014	13.06	.339	.730	1.069	.349	—	.349	13.78
2015	13.78	.318	(.111)	.207	.337	—	.337	13.65
2016	13.65	.309	(.389)	(.080)	.300	—	.300	13.27
2017	13.27	.275	.007	.282	.252	—	.252	13.30
2018	13.30	.061	(.364)	(.303)	.117	—	.117	12.88
Advisor Class
2014	13.07	.481	.715	1.196	.466	—	.466	13.80
2015	13.80	.471	(.107)	.364	.474	—	.474	13.69
2016	13.69	.467	(.401)	.066	.456	—	.456	13.30
2017	13.30	.441	.072	.513	.453	—	.453	13.36
2018	13.36	.407	(.368)	.039	.409	—	.409	12.99
Institutional Class
2014	13.12	.460	.736	1.196	.466	—	.466	13.85
2015	13.85	.455	(.118)	.337	.477	—	.477	13.71
2016	13.71	.465	(.407)	.058	.468	—	.468	13.30
2017	13.30	.436	.082	.518	.458	—	.458	13.36
2018	13.36	.403	(.380)	.023	.403	—	.403	12.98

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(a)	Based on average shares outstanding during the period noted.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits	Expenses Before Fee Credits***	Net Investment Income	Expenses	Net Investment Income	Portfolio Turnover Rate

9.06%	$47,248	.99%	.99%	3.27%	1.06%	3.20%	25%
2.39	49,015	.98	.98	3.13	1.06	3.05	27
.03	51,480	.95	.95	3.08	1.05	2.98	34
3.70	52,210	.95	.95	3.00	1.05	2.90	30
(.04)	48,527	.96	.96	2.84	.99	2.81	49

8.25	346	1.77	1.77	2.50	1.84	2.43	25
1.53	321	1.77	1.77	2.33	1.86	2.24	27
(.64)	57	1.75	1.75	2.24	1.85	2.14	34
2.13	7	1.91	1.91	2.06	2.01	1.96	30
(2.28)	5	3.35	3.35	.48	3.38	.45	49

9.24	2,698	.66	.66	3.50	.73	3.43	25
2.69	2,315	.67	.67	3.44	.75	3.36	27
.42	3,048	.64	.64	3.39	.74	3.29	34
3.91	4,100	.64	.64	3.30	.74	3.20	30
.33	4,605	.66	.66	3.13	.69	3.10	49

9.21	1	.66	.66	3.60	.73	3.53	25
2.48	6	.66	.66	3.45	.74	3.37	27
.36	6	.63	.63	3.39	.73	3.29	34
3.95	6	.68	.68	3.27	.78	3.17	30
.21	6	.69	.69	3.10	.72	3.07	49

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Directors of
First Investors Tax Exempt Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the Single State Tax Exempt Funds comprising the California, New Jersey, New York, and Oregon Funds (the “Funds”), each a series of the First Investors Tax Exempt Funds (the “Trust”), including the portfolio of investments, as of December 31, 2018, the related statement of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the First Investors Family of Funds since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2019

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers*

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
DISINTERESTED TRUSTEES
Susan E. Artmann (1954) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	36	None
Principal Occupation During Past 5 Years: None/Retired.
Mary J. Barneby (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	36	None
Principal Occupation During Past 5 Years: Chief Executive Officer, Girl Scouts of Connecticut (since October 2012).
Charles R. Barton, III (1965) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/06	36	None

Principal Occupation During Past 5 Years:
Chief Operating Officer (since 2007), Board Director (since 1989, currently Ex-Officio) and Trustee (since 1994) of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe Pierson Corporation (land holding and management services provider) (since 2004).

Arthur M. Scutro, Jr. (1941) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee and Chairman	Trustee since 1/1/06 and Chairman since 1/1/13	36	None
Principal Occupation During Past 5 Years: None/Retired

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers* (continued)

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
DISINTERESTED TRUSTEES (continued)
Mark R. Ward (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/10	36	None
Principal Occupation During Past 5 Years: Self-employed, consultant (since 2008).

*	Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
OFFICERS WHO ARE NOT TRUSTEES
E. Blake Moore Jr.* (1958) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	President	Since 2/22/2018	N/A	None

Principal Occupation During Past 5 Years:

President, Foresters Investment Management Company, Inc. (since February 2018); Managing Director and Head of Americas, UBS Asset Management (Americas) Inc. (2015-2017); Executive Vice President, Mackenzie Investments (Canada) (2011-2014).

Joseph I. Benedek (1957) c/o Foresters Investment Management Company, Inc. Raritan Plaza I Edison, NJ 08837	Treasurer	Since 1988	N/A	None
Principal Occupation During Past 5 Years: Treasurer of Foresters Investment Management Company, Inc.
Scott Richardson** (1966) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Secretary	Since 9/17/2018	N/A	None

Principal Occupation During Past 5 Years:
Senior Vice President, General Counsel/Chief Legal & Regulatory Officer, Foresters Investment Management Company, Inc. (since September 2018); Executive Director, Morgan Stanley Wealth Management (2005- 2018).

Marc S. Milgram (1957) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Chief Compliance Officer	Since 2010	N/A	None
Principal Occupation During Past 5 Years: Chief Compliance Officer of Foresters Investment Management Company, Inc.

*	Effective February 22, 2018, Mr. E. Blake Moore Jr. became President of the Funds and Foresters Investment Management Company, Inc.
**	Effective September 17, 2018, Mr. Scott Richardson became Secretary of the Funds.

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser

Foresters Investment Management Company, Inc.

40 Wall Street
New York, NY 10005

Subadviser

Green Square Capital Advisors, LLC

The Crescent Center
6075 Poplar Avenue
Memphis, Tennessee 38119

Underwriter

Foresters Financial Services, Inc.

40 Wall Street
New York, NY 10005

Custodian

The Bank of New York Mellon

240 Greenwich Street
New York, NY 10286

Transfer Agent

Foresters Investor Services, Inc.

Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place
50 South 16th Street
Philadelphia, PA 19102

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

NOTES

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Foresters Financial
40 Wall Street
New York, NY 10005

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. On February 22, 2018, revisions were made to the code of ethics to reflect the appointment of a new President of the First Investors Funds.

For the year ended December 31, 2018, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant's Board has determined that it had at least one "audit committee financial expert" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

		Fiscal Year Ended
		December 31,
		2018	2017
(a)	Audit Fees
	First Investors Tax Exempt Funds	$162,600	$188,800

(b)	Audit-Related Fees
	First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
	First Investors Tax Exempt Funds	$44,400	$63,000

	Nature of services: tax returns preparation and tax compliance

(d)	All Other Fees
	First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2018 and 2017 were $180,100 and $183,750, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)	Code of Ethics - Filed herewith

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 26, 2019